UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Market Vectors ETF Trust

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31,
Date of reporting period:	March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

AFRICA ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.4%
Australia: 1.1%
48,680	Aquarius Platinum Ltd. (GBP) * #	$28,879
2,712,609	Paladin Energy Ltd. (CAD) *	1,191,951
		1,220,830
Bermuda: 0.7%
74,079	Kosmos Energy Ltd. (USD) *	814,869
Canada: 4.5%
325,417	Africa Oil Corp. * #	2,184,680
122,364	First Quantum Minerals Ltd.	2,264,912
109,731	IAMGOLD Corp. (USD)	386,253
65,564	Semafo, Inc. *	231,664
		5,067,509
Egypt: 20.7%
1,744,232	Commercial International Bank Egypt SAE (GDR) Reg S	8,902,037
658,694	Egyptian Financial Group-Hermes Holding SAE *	1,165,663
1,384,616	Egyptian Kuwaiti Holding Co. (USD) * #	1,472,942
454,617	Ezz Steel * #	1,102,636
1,205,070	Global Telecom Holding (GDR) * # Reg S	4,007,972
6,020,180	Orascom Telecom Media and Technology Holding SAE #	1,087,413
351,466	Sidi Kerir Petrochemcials Co. #	990,597
2,614,924	Talaat Moustafa Group *	2,871,089
816,296	Telecom Egypt #	1,982,727
		23,583,076
France: 2.0%
14,094	Bourbon S.A. #	463,165
120,762	Etablissements Maurel et Prom * #	1,858,555
		2,321,720
Ireland: 1.4%
6,685,620	Kenmare Resources Plc (GBP) *	1,560,431
Kenya: 1.5%
11,661,800	Safaricom Ltd. #	1,673,794
Malta: 0.1%
26,632	Brait S.E. *	134,731
Morocco: 8.6%
82,437	Attijariwafa Bank	3,163,067
74,380	Banque Centrale Populaire	1,747,766
52,866	Banque Marocaine du Commerce Exterieur	1,355,755
174,199	Douja Promotion Groupe Addoha S.A.	1,303,869
183,430	Maroc Telecom	2,250,758
		9,821,215
Nigeria: 17.0%
37,195,479	First Bank Nigeria Holdings Plc #	2,842,355
33,546,949	Guaranty Trust Bank Plc #	5,185,216
361,402	Nestle Nigeria Plc	2,300,807
3,965,339	Nigerian Breweries Plc #	3,678,202
37,593,630	United Bank for Africa Plc #	1,590,074
31,134,777	Zenith Bank Ltd. #	3,782,412
		19,379,066
Singapore: 1.0%
2,455,000	Golden Agri-Resources Ltd. #	1,123,481
South Africa: 21.5%
4,220	Aeci Ltd.	50,955
86,814	African Bank Investments Ltd. † #	88,823
6,475	African Rainbow Minerals Ltd. #	128,206
5,378	Anglo American Platinum Ltd. * #	241,549
34,556	AngloGold Ashanti Ltd. (ADR) *	590,217
12,890	ArcelorMittal South Africa Ltd. * #	41,058
26,842	Aspen Pharmacare Holdings Ltd. #	717,042
29,931	Aveng Ltd. * #	64,344
22,357	AVI Ltd. #	120,119
38,885	Barclays Africa Group Ltd. † #	551,235
13,838	Barloworld Ltd. #	145,060
27,796	Bidvest Group Ltd. #	735,123
14,971	Clicks Group Ltd. #	93,248
28,950	Coronation Fund Managers Ltd. #	272,321
36,591	Discovery Ltd. #	293,409
11,070	Exxaro Resources Ltd. † #	147,192
264,223	FirstRand Ltd. † #	906,814
16,160	Foschini Group Ltd. † #	164,346
71,514	Gold Fields Ltd. (ADR)	263,887
26,959	Harmony Gold Mining Co. Ltd. (ADR) *	82,225
54,845	Impala Platinum Holdings Ltd. * #	623,717
18,214	Imperial Holdings Ltd. #	326,077
17,492	Investec Ltd. #	140,884
8,690	JD Group Ltd. *	22,390
5,460	Kumba Iron Ore Ltd. † #	195,837
10,559	Liberty Holdings Ltd. #	124,690
90,412	Life Healthcare Group Holdings Ltd. #	330,665
33,530	Lonmin Plc (GBP) * #	160,196
6,062	Massmart Holdings Ltd. † #	79,070
30,510	Mediclinic International Ltd. #	216,826
92,353	MMI Holdings Ltd. † #	216,218
10,028	Mondi Ltd. #	175,787
16,781	Mr. Price Group Ltd. #	251,054
136,357	MTN Group Ltd. † #	2,793,493
14,634	Murray & Roberts Holdings Ltd. * #	34,235
41,214	Nampak Ltd. #	140,992
28,618	Naspers Ltd. #	3,156,531
13,230	Nedbank Group Ltd. † #	281,486
63,301	Netcare Ltd. #	140,598
20,219	Northern Platinum Ltd. * #	74,818
16,766	Pick n Pay Stores Ltd. #	82,197
47,688	PPC Ltd. #	132,394
39,338	Remgro Ltd. #	765,909
11,203	Reunert Ltd. #	68,695
53,491	RMB Holdings Ltd. #	243,684
66,664	RMI Holdings #	182,165
144,485	Sanlam Ltd. † #	790,001
46,890	Sappi Ltd. * #	164,959
51,235	Sasol Ltd. (ADR)	2,863,012
29,585	Shoprite Holdings Ltd. † #	446,873
17,240	Sibanye Gold Ltd. (ADR)	143,609
11,227	Spar Group Ltd. #	129,629
98,414	Standard Bank Group Ltd. † #	1,297,822
113,625	Steinhoff International Holdings Ltd. #	550,077
9,559	Sun International Ltd. #	85,986
25,445	Telkom S.A. SOC Ltd. * † #	81,588
13,370	Tiger Brands Ltd. #	345,777
25,618	Truworths International Ltd. † #	187,866
31,157	Vodacom Group Ltd. † #	384,859
54,089	Woolworths Holdings Ltd. #	376,773
		24,506,612
United Kingdom: 19.1%
284,703	Acergy S.A. (NOK) #	5,284,266
1,127,520	Afren Plc * #	2,656,582
116,671	African Barrick Gold Ltd. #	511,928
173,919	African Minerals Ltd. * † #	454,012
122,449	Anglo American Plc #	3,129,151
2,372,415	Cenatamin Plc * #	2,003,322
41,920	Investec Plc #	339,356
410,551	Old Mutual Plc #	1,378,242
471,172	Ophir Energy Plc * #	1,888,084
22,488	Petra Diamonds Ltd. * #	55,917
12,901	Randgold Resources Ltd. (ADR)	967,575
242,397	Tullow Oil Plc #	3,029,214
		21,697,649
United States: 0.2%
3,498	Royal Caribbean Cruises Ltd.	190,851
Total Common Stocks (Cost: $100,883,178)		113,095,834
REAL ESTATE INVESTMENT TRUSTS: 0.6%
Nigeria: 0.0%
40,301	Afriland Properties Plc * # §	472
South Africa: 0.6%
84,926	Capital Property Fund #	84,445
126,081	Growthpoint Properties Ltd. #	292,194
287,844	Redefine Properties Ltd. #	261,334
		637,973
Total Real Estate Investment Trusts (Cost: $649,238)		638,445
MONEY MARKET FUND: 0.6% (Cost: $724,834)
724,834	Dreyfus Government Cash Management Fund	724,834
Total Investments Before Collateral for Securities Loaned: 100.6% (Cost: $102,257,250)		114,459,113
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 6.5% (Cost: $7,401,727)
7,401,727	Bank of New York Overnight Government Fund	7,401,727
Total Investments: 107.1% (Cost: $109,658,977)		121,860,840
Liabilities in excess of other assets: (7.1)%		(8,047,877)
NET ASSETS: 100.0%		$113,812,963

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
NOK	Norwegian Krone
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $7,034,898.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $76,913,936 which represents 67.6% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $472 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	18.0%	$20,628,305
Communications	15.2	17,419,135
Consumer, Cyclical	1.8	2,083,858
Consumer, Non-cyclical	8.9	10,165,495
Diversified	2.5	2,830,107
Energy	16.0	18,326,607
Financial	36.5	41,789,157
Industrial	0.4	422,920
Technology	0.1	68,695
Money Market Fund	0.6	724,834
	100.0%	$114,459,113

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$1,191,951	$28,879	$—	$1,220,830
Bermuda	814,869	—	—	814,869
Canada	2,882,829	2,184,680	—	5,067,509
Egypt	12,938,789	10,644,287	—	23,583,076
France	—	2,321,720	—	2,321,720
Ireland	1,560,431	—	—	1,560,431
Kenya	—	1,673,794	—	1,673,794
Malta	134,731	—	—	134,731
Morocco	9,821,215	—	—	9,821,215
Nigeria	2,300,807	17,078,259	—	19,379,066
Singapore	—	1,123,481	—	1,123,481
South Africa	4,016,295	20,490,317	—	24,506,612
United Kingdom	967,575	20,730,074	—	21,697,649
United States	190,851	—	—	190,851
Real Estate Investment Trusts
Nigeria	—	—	472	472
South Africa	—	637,973	—	637,973
Money Market Funds	8,126,561	—	—	8,126,561
Total	$44,946,904	$76,913,464	$472	$121,860,840

During the period ended March 31, 2014, transfers of securities from Level 1 to Level 2 were $3,833,154 and transfers from Level 2 to Level 1 were $5,697,721. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2014:

Real Estate Investment Trusts
Nigeria
Balance as of December 31, 2013	$519
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(47)
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2014	$472

See Notes to Schedules of Investments

BRAZIL SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 84.8%
Basic Materials: 2.0%
3,752,380	Beadell Resources Ltd. (AUD) * #	$2,103,067
281,698	MMX Mineracao e Metalicos S.A. *	317,826
630,600	Paranapanema S.A. *	1,025,524
		3,446,417
Communications: 2.2%
285,700	B2W Cia Global Do Varejo *	3,486,572
206,754	NII Holdings, Inc. (USD) * †	246,037
		3,732,609
Consumer, Cyclical: 20.4%
169,700	Arezzo Industria e Comercio S.A.	2,056,745
173,400	Autometal S.A.	1,230,383
1,689,758	Brookfield Incorporacoes S.A. *	1,087,284
163,050	CVC Brasil Operadora e Agencia de Viagens S.A. *	1,089,395
1,117,400	Even Construtora e Incorporadora S.A.	3,742,724
535,197	Gol Linhas Aereas Inteligentes S.A. (ADR) *	2,601,057
468,100	Grendene S.A.	3,201,812
252,850	International Meal Co. Holdings S.A. *	1,918,941
318,100	Iochpe Maxion S.A.	3,154,363
435,650	Magazine Luiza S.A.	1,244,166
192,050	Mahle-Metal Leve S.A. Industria e Comercio	2,014,451
277,650	Marisa Lojas S.A.	1,884,447
1,186,000	MRV Engenharia e Participacoes S.A.	4,228,621
142,050	Positivo Informatica S.A.	154,634
309,400	Restoque Comercio e Confeccoes de Roupas S.A.	829,067
204,750	Smiles S.A.	3,271,127
388,050	Tecnisa S.A. *	1,359,629
		35,068,846
Consumer, Non-cyclical: 20.9%
281,600	Abril Educacao S.A.	3,450,189
263,750	American Banknote S.A.	4,068,422
828,900	Brazil Pharma S.A. *	1,406,463
40	Estacio Participacoes S.A.	403
290,000	Fleury S.A.	2,464,169
253,000	GAEC Educacao S.A. *	2,396,197
1,434,250	Marfrig Alimentos S.A. *	2,774,948
480,500	Mills Estruturas e Servicos de Engenharia S.A.	5,929,484
486,350	Minerva S.A. *	2,164,890
279,300	Santos Brasil Participacoes S.A.	2,061,822
297,800	Sao Martinho S.A.	4,068,665
225,100	Ser Educacional S.A. *	1,974,213
260,450	SLC Agricola S.A.	2,019,090
162,650	Technos S.A.	1,075,253
		35,854,208
Energy: 2.1%
1,272,750	HRT Participacoes em Petroleo S.A. *	521,665
397,750	QGEP Participacoes S.A.	1,423,416

1,275,879	Vanguarda Agro S.A. *	1,686,927
		3,632,008
Financial: 21.4%
304,800	Aliansce Shopping Centers S.A.	2,400,518
5,241	Banco ABC Brasil S.A. *	28,365
773,650	Brasil Brokers Participacoes S.A.	1,738,922
471,600	Brasil Insurance Participacoes e Administracao S.A.	2,371,510
437,100	Direcional Engenharia S.A.	1,928,326
448,150	EZ Tec Empreendimentos e Participacoes S.A.	5,559,904
1,151,135	Gafisa S.A. (ADR) †	3,660,609
138,440	GP Investments Ltd. (BDR) *	211,717
509,205	Helbor Empreendimentos S.A.	1,779,637
317,300	Iguatemi Empresa de Shopping Centers S.A.	3,042,948
1,293,550	JHSF Participacoes S.A.	2,268,986
198,622	LPS Brasil Consultoria de Imoveis S.A.	1,129,230
1,431,650	Odontoprev S.A.	5,691,266
4,010,450	PDG Realty S.A. Empreendimentos e Participacoes *	2,545,195
1,412,392	Rossi Residencial S.A. *	1,126,677
151,000	Sonae Sierra Brasil S.A.	1,255,117
		36,738,927
Industrial: 4.0%
350,350	Julio Simoes Logistica S.A.	2,192,583
2,767,250	LLX Logistica S.A. *	1,219,590
991,965	Magnesita Refratarios S.A.	2,194,652
142,400	Tegma Gestao Logistica S.A.	1,198,068
		6,804,893
Technology: 1.2%
108,650	Linx S.A.	2,136,129

Utilities: 10.6%
673,450	Alupar Investimento S.A. *	5,321,709
315,400	Cia de Saneamento de Minas Gerais S.A.	5,050,014
1,177,700	Eneva S.A. *	846,034
427,672	Equatorial Energia S.A.	3,854,514
390,650	Light S.A.	3,228,157
		18,300,428
Total Common Stocks (Cost: $177,383,822)		145,714,465
PREFERRED STOCKS: 11.7%
Communications: 0.2%
59,100	Saraiva S.A. Livreiros Editores	418,050

Consumer, Cyclical: 3.7%
647,691	Alpargatas S.A.	3,596,697
717,500	Randon Implementos e Participacoes S.A.	2,684,696
		6,281,393
Financial: 5.7%
252,113	Banco ABC Brasil S.A.	1,405,566
235,200	Banco Daycoval S.A.	934,995
255,400	Banco Industrial e Comercial S.A.	893,731
334,163	Banco Panamericano S.A. *	552,275
897,818	Sul America S.A.	5,994,686
		9,781,253
Utilities: 2.1%
118,450	Cia Energetica do Ceara	1,939,364

464,300	Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	1,749,566
		3,688,930

Total Preferred Stocks (Cost: $19,141,973)		20,169,626
REAL ESTATE INVESTMENT TRUST: 3.4% (Cost: $5,799,267)
Financial: 3.4%
103,602	FII BTG Pactual Corporate Office Fund	5,849,929

MONEY MARKET FUND: 0.0% (Cost: $1,263)
1,263	Dreyfus Government Cash Management Fund	1,263
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $202,326,325)		171,735,283

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.4%
Repurchase Agreements: 1.4%
$1,000,000	Repurchase agreement dated 3/31/14 with Citigroup Global Markets, Inc., 0.09% due 4/1/14, proceeds $1,000,005; (collateralized by various U.S. government and agency obligations, 0.00% to 10.63%, due 4/3/14 to 2/15/41, valued at $1,020,000 including accrued interest)	1,000,000
335,414	Repurchase agreement dated 3/31/14 with HSBC Securities USA, Inc., 0.05% due 4/1/14, proceeds $335,415; (collateralized by various U.S. government and agency obligations, 0.25% to 3.88%, due 4/15/14 to 8/15/40, valued at $342,123 including accrued interest)	335,414
1,000,000	Repurchase agreement dated 3/31/14 with Nomura Securities Int., Inc., 0.10% due 4/1/14, proceeds $1,000,006; (collateralized by various U.S. government and agency obligations, 0.00% to 6.04%, due 4/1/14 to 5/1/47, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $2,335,414)		2,335,414
Total Investments: 101.3% (Cost: $204,661,739)		174,070,697
Liabilities in excess of other assets: (1.3)%		(2,236,219)
NET ASSETS: 100.0%		$171,834,478

ADR	American Depositary Receipt
AUD	Australian Dollar
BDR	Brazilian Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,156,767.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,103,067 which represents 1.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	2.0%	$3,446,417
Communications	2.4	4,150,659
Consumer, Cyclical	24.1	41,350,239
Consumer, Non-cyclical	20.9	35,854,208
Energy	2.1	3,632,008
Financial	30.5	52,370,109
Industrial	4.0	6,804,893
Technology	1.2	2,136,129
Utilities	12.8	21,989,358
Money Market Fund	0.0	1,263
	100.0%	$171,735,283

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$1,343,350	$2,103,067	$—	$3,446,417
Communications	3,732,609	—	—	3,732,609
Consumer, Cyclical	35,068,846	—	—	35,068,846
Consumer, Non-cyclical	35,854,208	—	—	35,854,208
Energy	3,632,008	—	—	3,632,008
Financial	36,738,927	—	—	36,738,927
Industrial	6,804,893	—	—	6,804,893
Technology	2,136,129	—	—	2,136,129
Utilities	18,300,428	—	—	18,300,428
Preferred Stocks*	20,169,626	—	—	20,169,626
Real Estate Investment Trust
Financial	5,849,929	—	—	5,849,929
Money Market Fund	1,263	—	—	1,263
Repurchase Agreements	—	2,335,414	—	2,335,414
Total	$169,632,216	$4,438,481	$—	$174,070,697

* See Schedule of Investments for security type and industry sector breakouts.

See Notes to Schedules of Investments

CHINAAMC A-SHARE ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 95.4%
Basic Materials: 6.4%
118,000	Aluminum Corporation of China Ltd. * #	$64,387
203,000	Baoshan Iron & Steel Co. Ltd. #	125,739
28,400	Chenzhou Mining Group Co. Ltd. #	35,203
48,500	China Hainan Rubber Industry Group Co. Ltd.	52,416
20,300	China Minmetals Rare Earth Co. Ltd. * #	55,582
8,400	China Molybdenum Co. Ltd. #	7,507
24,500	China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd. #	38,594
64,100	Gansu Yasheng Industrial Group Co. Ltd.	71,852
174,700	Hebei Iron & Steel Co. Ltd. * #	54,256
14,100	Hengyi Petrochemical Co. Ltd.	15,669
59,800	Inner Mongolia Baotou Steel Rare-Earth Hi-Tech Co. Ltd. #	192,821
131,500	Inner Mongolian Baotou Steel Union Co. Ltd. #	85,212
34,200	Jiangxi Copper Co. Ltd. #	68,267
39,700	Jinduicheng Molybdenum Co. Ltd. #	39,185
64,900	Kingfa Sci & Tech Co. Ltd.	53,127
176,700	Pangang Group Vanadium Titanium & Resources Co. Ltd. * #	54,911
26,000	Qinghai Salt Lake Industry Co. Ltd. #	62,568
5,000	Rising Nonferrous Metals Share Co. Ltd. * #	27,166
29,400	Shandong Gold Mining Co. Ltd. #	79,070
47,900	Shandong Nanshan Aluminum Co. Ltd. #	37,929
59,500	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. #	55,181
89,905	Sinopec Shanghai Petrochemical Co. Ltd. #	49,591
29,400	Tongling Nonferrous Metals Group Co. Ltd. #	42,245
44,233	Wanhua Chemical Group Co. Ltd. #	124,370
2,200	Wasu Media Holding Co. Ltd. * #	7,383
78,400	Western Mining Co. Ltd. #	65,136
11,300	Xiamen Tungsten Co. Ltd. #	42,677
34,300	Yunnan Chihong Zinc & Germanium Co. Ltd. #	49,252
29,300	Yunnan Copper Industry Co. Ltd. * # §	32,964
18,800	Yunnan Tin Co. Ltd. #	33,883
18,500	Yunnan Yuntianhua Co. Ltd. * #	26,861
37,600	Zhejiang Juhua Co. Ltd. #	30,980
50,000	Zhejiang Longsheng Group Co. Ltd. #	130,785
60,400	Zhongjin Gold Co. Ltd. #	77,584
324,800	Zijin Mining Group Co. Ltd. #	117,469
		2,107,822
Communications: 2.4%
22,300	China South Publishing & Media Group Co. Ltd. #	46,420
24,500	China Spacesat Co. Ltd. #	64,714
348,800	China United Network Communications Ltd. #	171,795
38,800	CITIC Guoan Information Industry Co. Ltd. #	41,722
45,600	Dr Peng Telcom & Media Group Co. Ltd. #	100,054
20,000	Fiberhome Telecommunication Technologies Co. Ltd. #	42,531
45,700	Huawen Media Investment Group Corp. # §	93,844
31,600	Jiangsu Phoenix Publishing & Media Corp. Ltd. #	45,321
3,200	People.cn Co. Ltd. #	36,098
80,800	ZTE Corp. * #	164,553
		807,052
Consumer, Cyclical: 12.2%
70,300	Air China Ltd. #	38,938
9,400	Beijing Wangfujing Department Store Group Co. Ltd. #	25,757
69,300	Beiqi Foton Motor Co. Ltd. #	58,701
27,500	BesTV New Media Co. Ltd. #	142,229
19,100	Byd Co. Ltd. * #	148,083
14,300	China Avic Electronics Co. Ltd.	43,167
104,800	China Eastern Airlines Corp. Ltd. * #	41,322
11,900	China International Travel Service Corp. Ltd. #	63,695
144,500	China Southern Airlines Co. Ltd. #	58,604
77,500	Chongqing Changan Automobile Co. Ltd. #	119,397
12,000	Dashang Group Co. Ltd. #	51,461
33,700	FAW CAR Co. Ltd. *	54,739
57,600	Fuyao Glass Industry Group Co. Ltd. #	76,566
16,357	Great Wall Motor Co. Ltd. #	85,524
98,854	Gree Electric Appliances Inc. #	445,544
34,700	Guangzhou Automobile Group Co. Ltd. #	40,553
243,000	Hainan Airlines Co. Ltd. #	71,171
18,400	Haining China Leather Market Co. Ltd. #	39,440
32,300	Hisense Electric Co. Ltd. #	58,564
42,300	Huayu Automotive Systems Co. Ltd. #	65,355
55,900	Liaoning Cheng Da Co. Ltd. * #	124,669
27,639	Midea Group Co. Ltd. *	200,380
17,800	Minmetals Development Co. Ltd. * #	32,027
32,300	Pang Da Automobile Trade Co. Ltd. * #	27,045
67,000	Qingdao Haier Co. Ltd. #	175,525
136,000	SAIC Motor Corp. Ltd. #	303,225
31,800	Shanghai Friendship Group, Inc. Co. #	52,284
19,078	Shanghai Jahwa United Co. Ltd.	103,429
8,500	Shanghai Metersbonwe Fashion & Accessories Co. Ltd. #	13,496
65,700	Shanghai Oriental Pearl Group Co. Ltd. #	119,933
39,400	Shanghai Pharmaceuticals Holding Co. Ltd. #	83,833
9,800	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd.	43,042
41,400	Shanghai Yuyuan Tourist Mart Co. Ltd. #	49,498
149,500	Shenzhen Overseas Chinese Town Co. Ltd. #	110,965
151,900	Sichuan Changhong Electric Co. Ltd. #	83,860
182,100	Suning Commerce Group Co. Ltd. #	205,935
348,700	TCL Corp. #	142,034
43,600	Weichai Power Co. Ltd. #	116,805
24,532	Weifu High-Technology Group Co. Ltd. #	90,443
55,200	Xiamen C & D, Inc. #	57,140
64,200	Youngor Group Co. Ltd. #	73,302
36,700	Zhengzhou Yutong Bus Co. Ltd. # §	94,878
		4,032,558
Consumer, Non-cyclical: 12.5%
4,700	Anhui Gujing Distillery Co. Ltd. #	13,548
32,800	Beijing Dabeinong Technology Group Co. Ltd. #	64,216
11,300	Beijing SL Pharmaceutical Co. Ltd. #	70,754
27,100	Beijing Tongrentang Co. Ltd. #	75,680
57,700	Beijing Yanjing Brewery Co. Ltd. #	62,698
15,800	Beingmate Baby & Child Food Co. Ltd.	67,057
25,125	Bright Dairy & Food Co. Ltd. #	67,772
13,948	China Resources Double Crane Pharmaceutical Co. Ltd. #	43,298
16,076	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. #	55,595
18,700	Fujian Sunner Development Co. Ltd. * #	26,312
36,100	Guangxi Wuzhou Zhongheng Group Co. Ltd. #	74,656
22,200	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. #	92,157
39,400	Harbin Pharmaceutical Group Co. Ltd. * #	36,400
29,400	Heilongjiang Agriculture Co. Ltd. *	32,956
27,200	Henan Shuanghui Investment & Development Co. Ltd. #	172,091
9,000	Huadong Medicine Co. Ltd. * #	65,136
11,800	Hualan Biological Engineering, Inc.	49,094
59,000	Inner Mongolia Yili Industrial Group Co. Ltd. #	340,116
27,900	Jiangsu Hengrui Medicine Co. Ltd. #	150,200
13,400	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	106,062
29,500	Jilin Aodong Medicine Industry Groups Co. Ltd. #	73,523
63,379	Kangmei Pharmaceutical Co. Ltd. #	165,338
16,876	Kweichow Moutai Co. Ltd. #	420,116
28,900	Luzhou Laojiao Co. Ltd. #	79,663
38,500	MeiHua Holdings Group Co. #	31,765
28,400	New Hope Liuhe Co. Ltd. #	53,553
21,300	Shandong Dong-E E-Jiao-A #	116,939
46,800	Shanghai Fosun Pharmaceutical Group Co. Ltd. #	151,070
187,000	Shanghai International Port Group Co. Ltd.	142,851
10,900	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. #	27,001
41,800	Shenzhen Agricultural Products Co. Ltd. #	60,501
9,700	Shenzhen Hepalink Pharmaceutical Co. Ltd. #	32,727
8,137	Shenzhen Salubris Pharmaceuticals Co. Ltd. #	38,271
4,501	Shijiazhuang Yiling Pharmaceutical Co. Ltd. #	22,851
9,700	Sichuan Kelun Pharmaceutical Co. Ltd. #	62,932
25,400	Tasly Pharmaceutical Group Co. Ltd. #	159,428
14,159	Tsingtao Brewery Co. Ltd. #	87,090
78,100	Wuliangye Yibin Co. Ltd. #	209,502
9,000	Xizang Haisco Pharmaceutical Group Co. Ltd.	27,168
5,400	Yantai Changyu Pioneer Wine Co. Ltd. #	21,848
26,900	Yonghui Superstores Co. Ltd. #	53,381
14,200	Yunnan Baiyao Group Co. Ltd. #	192,043
3,100	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. #	37,441
11,700	Zhangzidao Group Co. Ltd. #	22,992
20,700	Zhejiang Hisun Pharmaceutical Co. Ltd. #	47,728
27,100	Zhejiang Medicine Co. Ltd. #	43,427
14,700	Zhejiang NHU Co. Ltd. #	45,559
13,167	Zhejiang Yasha Decoration Co. Ltd. #	51,801
		4,144,307
Diversified: 1.0%
31,500	Avic Capital Co. Ltd. #	76,624
51,400	China Baoan Group Co. Ltd. #	87,316
17,600	Humanwell Healthcare Group Co. Ltd. #	77,582
54,900	Orient Group, Inc. * #	52,238
55,800	Zhejiang China Commodities City Group Co. Ltd.	49,536
		343,296
Energy: 4.4%
20,600	Anhui Hengyuan Coal-Electricity Group Co. Ltd. #	17,950
19,900	Beijing Haohua Energy Resource Co. Ltd. #	18,534
75,400	China Coal Energy Co. Ltd. #	53,513
24,600	China Oilfield Services Ltd. #	68,340
226,900	China Petroleum & Chemical Corp.	183,549
135,625	China Shenhua Energy Co. Ltd. #	302,006
27,500	Datong Coal Industry Co. Ltd. #	18,991
20,500	Guizhou Panjiang Refined Coal Co. Ltd. #	18,646
19,900	Henan Dayou Energy Co. Ltd.	17,794
46,700	Henan Shenhuo Coal & Power Co. Ltd. #	28,352
28,300	Jizhong Energy Resources Co. Ltd. #	28,708
25,400	Kailuan Energy Chemical Co. Ltd.	18,668
72,880	Offshore Oil Engineering Co. Ltd. #	89,868
143,300	PetroChina Co. Ltd. #	175,171
48,500	Pingdingshan Tianan Coal Mining Co. Ltd. #	30,917
42,800	SDIC Xinji Energy Co. Ltd. #	21,292
40,900	Shanxi Coal International Energy Group Co. Ltd. #	24,712
28,054	Shanxi Lanhua Sci-Tech Venture Co. Ltd. #	37,480
37,600	Shanxi Lu’an Environmental Energy Development Co. Ltd. #	47,615
64,700	Shanxi Xishan Coal & Electricity Power Co. Ltd. #	54,392
43,600	Wintime Energy Co. Ltd. # §	29,354
49,600	Yang Quan Coal Industry Group Co. Ltd. #	46,711
10,100	Yantai Jereh Oilfield Services Group Co. Ltd. #	97,873
24,600	Yanzhou Coal Mining Co. Ltd. #	25,395
		1,455,831
Financial: 37.4%
1,068,100	Agricultural Bank of China Ltd. #	415,923
216,900	Bank of Beijing Co. Ltd. #	265,121
261,200	Bank of China Ltd. #	108,834
645,700	Bank of Communications Co. Ltd. * #	392,834
85,400	Bank of Nanjing Co. Ltd. #	106,584
59,400	Bank of Ningbo Co. Ltd. #	84,740
46,100	Beijing Capital Development Co. Ltd. #	36,339
18,300	Beijing Urban Construction Investment & Development Co. Ltd. #	28,638
68,400	Changjiang Securities Co. Ltd. #	90,266
122,000	China CITIC Bank Corp. Ltd. #	90,939
394,700	China Construction Bank Corp. #	254,288
665,100	China Everbright Bank Co. Ltd. #	265,556
21,500	China Fortune Land Development Co. Ltd. #	96,285
61,730	China Life Insurance Co. Ltd. #	133,477
678,513	China Merchants Bank Co. Ltd. #	1,073,206
28,200	China Merchants Property Development Co. Ltd. #	85,641
96,000	China Merchants Securities Co. Ltd. #	156,742
928,900	China Minsheng Banking Corp. Ltd. #	1,146,106
129,148	China Pacific Insurance Group Co. Ltd. #	328,617
398,100	China Vanke Co. Ltd. #	518,494
283,200	CITIC Securities Co. Ltd. #	480,544
99,400	Financial Street Holdings Co. Ltd. #	80,766
150,700	Founder Securities Co. Ltd. #	131,234
183,900	Gemdale Corp. #	204,931
121,800	GF Securities Co. Ltd. #	193,945
128,800	Guanghui Energy Co. Ltd. #	151,990
40,600	Guoyuan Securities Co. Ltd. #	56,522
332,740	Haitong Securities Co. Ltd. #	495,675
115,004	Huatai Securities Co. Ltd. #	140,510
183,200	Huaxia Bank Co. Ltd. #	249,073
670,700	Industrial & Commercial Bank of China Ltd. #	372,408
470,300	Industrial Bank Co. Ltd. #	721,421
64,180	Industrial Securities Co. Ltd. #	89,752
14,300	Jiangsu Zhongnan Construction Group Co. Ltd.	17,616
14,200	Jinke Properties Group Co. Ltd. #	19,620
9,200	Luxin Venture Capital Group Co. Ltd. #	22,525
34,222	New China Life Insurance Co. Ltd. * #	111,229
20,120	Northeast Securities Co. Ltd. #	51,224
56,000	Oceanwide Real Estate Group Co. Ltd. #	49,326
47,800	Pacific Securities Co. Ltd. #	48,170
173,200	Ping An Bank Co. Ltd. #	300,677
196,950	Ping An Insurance Group Co.of China Ltd. #	1,191,700
176,136	Poly Real Estate Group Co. Ltd. #	215,846
30,600	RiseSun Real Estate Development Co. Ltd. #	60,898
28,300	Sealand Securities Co. Ltd. #	44,514
61,600	Shanghai Chengtou Holding Co. Ltd. #	69,941
16,600	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd.	43,516
460,155	Shanghai Pudong Development Bank #	720,525
31,900	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. #	35,052
41,400	Shanxi Securities Co. Ltd. #	42,955
21,200	Sinolink Securities Co. Ltd. #	63,626
49,100	SooChow Securities Co. Ltd. #	56,563
47,500	Southwest Securities Co. Ltd. #	64,059
33,800	Suning Universal Co. Ltd. #	23,348
14,600	Western Securities Co. Ltd. #	26,260
103,100	Xinhu Zhongbao Co. Ltd. #	49,149
		12,375,740
Industrial: 13.5%
82,400	Anhui Conch Cement Co. Ltd. #	216,865
54,700	AVIC Aircraft Co. Ltd. #	74,060
51,100	BBMG Corp. #	53,202
45,400	Beijing Capital Co. Ltd. #	48,200
30,600	Beijing Kangde Xin Composite Material Co. Ltd. #	97,906
11,100	Beijing Orient Landscape Co. Ltd. #	41,068
34,900	Beijing Zhongke Sanhuan High-Tech Co. Ltd. #	73,355
7,700	China CAMC Engineering Co. Ltd. #	22,517
169,900	China CNR Corp. Ltd. #	127,031
96,524	China Communications Construction Co. Ltd. #	58,407
22,700	China CSSC Holdings Ltd. #	67,616
107,700	China First Heavy Industries Co. Ltd. #	34,333
85,800	China Gezhouba Group Co. Ltd. #	53,422
35,300	China International Marine Containers Group Co. Ltd. #	83,502
81,000	China National Chemical Engineering Co. Ltd. #	81,099
126,600	China Railway Construction Corp. Ltd. #	85,581
30,000	China Railway Erju Co. Ltd. #	23,813
210,900	China Railway Group Ltd. #	84,856
243,700	China Shipbuilding Industry Co. Ltd. #	183,902
98,000	China Shipping Container Lines Co. Ltd. * #	33,788
616,720	China State Construction Engineering Corp. Ltd. #	288,853
5,900	CPT Technology Group Co. Ltd. #	20,974
53,800	CSG Holding Co. Ltd.	68,180
193,600	CSR Corp. Ltd. #	140,620
244,400	Daqin Railway Co. Ltd. #	262,959
27,400	Dongfang Electric Corp. Ltd. #	55,139
35,200	Fangda Carbon New Material Co. Ltd. #	41,975
31,600	GoerTek Inc.	130,100
139,700	Guangshen Railway Co. Ltd. #	59,117
32,400	Guangxi Liugong Machinery Co. Ltd.	30,430
49,784	Hangzhou Hikvision Digital Technology Co. Ltd. #	139,758
17,800	Jiangxi Hongdu Aviation Industry Corp. Ltd. #	45,190
200,300	Metallurgical Corp of China Ltd. * #	54,137
59,900	NARI Technology Development Co. Ltd. #	136,167
158,100	Ningbo Port Co. Ltd.	58,480
7,400	Palm Landscape Architecture Co. Ltd. #	19,151
158,100	Power Construction Corp. of China Ltd. #	69,714
125,500	Sany Heavy Industry Co. Ltd. #	112,319
34,300	Shanghai Construction Co. Ltd. #	34,021
39,500	Shanghai International Airport Co. Ltd. #	79,952
17,600	Shenzhen Laibao Hi-tech Co. Ltd. #	30,828
7,480	Shenzhen O-film Tech Co. Ltd. #	50,748
18,100	Sinoma International Engineering Co. #	21,265
16,000	Sound Environmental Co. Ltd. #	70,791
24,300	Suzhou Gold Mantis Construction Decoration Co. Ltd. #	70,495
22,300	Tangshan Jidong Cement Co. Ltd. #	32,159
132,362	TBEA Co. Ltd. #	191,731
20,100	Tian Di Science & Technology Co. Ltd. #	28,923
14,300	Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd. * #	40,451
50,800	XCMG Construction Machinery Co. Ltd. #	54,625
22,500	Xi’ An Aero-Engine PLC #	75,422
27,100	Xi’An Shaangu Power Co. Ltd. #	29,488
62,900	Xinjiang Goldwind Science & Technology Co. Ltd. #	94,951
59,840	Xinxing Ductile Iron Pipes #	52,483
16,200	XJ Electric Co. Ltd. #	79,915
34,100	Zhengzhou Coal Mining Machinery Group Co. Ltd. #	32,222
180,800	Zoomlion Heavy Industry Science and Technology Co. Ltd. #	141,728
		4,489,984
Technology: 2.6%
22,800	Aisino Co. Ltd. #	71,467
13,600	Anhui USTC iFlytek Co. Ltd.. #	98,564
350,900	BOE Technology Group Co. Ltd. * #	126,859
14,200	DHC Software Co. Ltd.	92,170
35,142	Neusoft Corp.	69,402
30,091	Sanan Optoelectronics Co. Ltd. #	110,301
63,400	Tsinghua Tongfang Co. Ltd. #	92,586
8,500	Universal Scientific Industrial Shanghai Co. Ltd. #	26,210
19,900	Yonyou Software Co. Ltd.	55,271
23,400	Zhejiang Dahua Technology Co. Ltd. #	107,658
		850,488
Utilities: 3.0%
73,700	Chengdu Xingrong Investment Co. Ltd. #	60,026
203,700	China Yangtze Power Co. Ltd. #	189,173
39,400	Chongqing Water Group Co. Ltd. #	34,001
123,400	Datang International Power Generation Co. Ltd. #	73,660
354,300	GD Power Development Co. Ltd. #	134,658
97,900	Huadian Power International Corp Ltd. #	48,863
172,700	Huaneng Power International, Inc. #	140,100
79,800	Inner Mongolia MengDian HuaNeng Thermal Power Co. Ltd. #	45,601
139,700	SDIC Power Holdings Co. Ltd. #	103,453
93,800	Shenergy Co. Ltd. #	66,690
16,200	Shenzhen Gas Corp. Ltd.	18,837
40,900	Sichuan Chuantou Energy Co. Ltd. #	73,654
		988,716
Total Common Stocks (Cost: $33,678,729)	31,595,794
Other assets less liabilities: 4.6%	1,510,989
NET ASSETS: 100.0%	$33,106,783

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $29,785,298 which represents 90.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $251,040 which represents 0.8% of net assets.

Total Return Swap Contracts – As of March 31, 2014, the Fund had an outstanding swap contract with the following terms:

Long Exposure
Counterparty	Referenced Obligation	Notional Amount	Rate paid by the Fund	Termination Date	% of Net Assets	Unrealized Depreciation
Credit Suisse Securities (Europe) Limited	CSI 300 Total Return Index	$1,549,861	0.99%	04/17/14	4.4%	$(86,590)

* Segregated cash collateral for swap contracts held at broker is $600,000.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	6.7%	$2,107,822
Communications	2.5	807,052
Consumer, Cyclical	12.8	4,032,558
Consumer, Non-cyclical	13.1	4,144,307
Diversified	1.1	343,296
Energy	4.6	1,455,831
Financial	39.2	12,375,740
Industrial	14.2	4,489,984
Technology	2.7	850,488
Utilities	3.1	988,716
	100.0%	$31,595,794

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$193,064	$1,914,758	$—	$2,107,822
Communications	—	807,052	—	807,052
Consumer, Cyclical	444,757	3,587,801	—	4,032,558
Consumer, Non-cyclical	319,126	3,825,181	—	4,144,307
Diversified	49,536	293,760	—	343,296
Energy	220,011	1,235,820	—	1,455,831
Financial	61,132	12,314,608	—	12,375,740
Industrial	287,190	4,202,794	—	4,489,984
Technology	216,843	633,645	—	850,488
Utilities	18,837	969,879	—	988,716
Total	$1,810,496	$29,785,298	$—	$31,595,794
Other Financial Instruments:
Swap Contracts	$—	$1,466,246	$—	$1,466,246

See Notes to Schedules of Investments

COLOMBIA ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 89.4%
Basic Materials: 1.2%
12,773	Continental Gold Ltd. (CAD) *	$44,136
Consumer, Cyclical: 5.2%
12,379	Almacenes Exito S.A.	186,318
Consumer, Non-cyclical: 5.9%
15,424	Grupo Nutresa S.A.	213,377
Energy: 21.6%
9,826	Canacol Energy Ltd. (CAD) *	62,040
7,375	Ecopetrol S.A. (ADR) †	300,826
21,606	Gran Tierra Energy, Inc. (USD) *	161,613
10,075	Pacific Rubiales Energy Corp. (CAD)	181,450
8,556	Parex Resources, Inc. (CAD) *	73,525
		779,454
Financial: 25.3%
18,550	Bancolombia S.A.	253,424
3,455	BanColombia S.A. (ADR) †	195,138
1,838,970	Bolsa de Valores de Colombia	20,237
8,357	Corp Financiera Colombiana S.A.	158,669
15,272	Grupo de Inversiones Suramericana S.A.	282,680
		910,148
Industrial: 15.0%
31,558	Cementos Argos S.A.	161,316
16,950	Cemex Latam Holdings S.A. *	141,140
22,556	Grupo Argos S.A.	236,548
		539,004
Utilities: 15.2%
27,841	Celsia S.A. E.S.P.	83,158
182,992	Empresa de Energia de Bogota S.A.	149,405
36,363	Interconexion Electrica S.A. E.S.P.	162,090
92,687	Isagen S.A. E.S.P.	151,820
		546,473
Total Common Stocks (Cost: $3,101,139)		3,218,910
PREFERRED STOCKS: 10.7%
Financial: 8.5%
7,072	Banco Davivienda S.A.	91,379
105,382	Grupo Aval Acciones y Valores	69,740
7,730	Grupo de Inversiones Suramericana S.A.	144,256
		305,375
Industrial: 2.2%
7,432	Grupo Argos S.A.	77,639
Total Preferred Stocks (Cost: $363,460)		383,014
MONEY MARKET FUND: 2.4% (Cost: $87,679)
87,679	Dreyfus Government Cash Management Fund	87,679
Total Investments Before Collateral for Securities Loaned: 102.5% (Cost: $3,552,278)		3,689,603
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 13.2% (Cost: $476,182)
476,182	Bank of New York Overnight Government Fund	476,182
Total Investments: 115.7% (Cost: $4,028,460)		4,165,785
Liabilities in excess of other assets: (15.7)%		(565,915)
NET ASSETS: 100.0%		$3,599,870

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $464,428.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	1.2%	$44,136
Consumer, Cyclical	5.1	186,318
Consumer, Non-cyclical	5.8	213,377
Energy	21.1	779,454
Financial	32.9	1,215,523
Industrial	16.7	616,643
Utilities	14.8	546,473
Money Market Fund	2.4	87,679
	100.0%	$3,689,603

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$3,218,910	$—	$—	$3,218,910
Preferred Stocks*	383,014	—	—	383,014
Money Market Funds	563,861	—	—	563,861
Total	$4,165,785	$—	$—	$4,165,785

* See Schedule of Investments for security type and industry sector breakouts.

See Notes to Schedules of Investments

EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Basic Materials: 13.5%
2,957,344	Cenatamin Plc (GBP) * #	$2,497,250
272,565	Egyptian Financial & Industrial Co. *	473,349
1,105,381	Ezz Steel * #	2,681,011
917,700	Sidi Kerir Petrochemcials Co. #	2,586,510
		8,238,120
Communications: 19.9%
1,594,092	Global Telecom Holding (GDR) * # Reg S	5,301,831
14,445,602	Orascom Telecom Media and Technology Holding SAE #	2,609,279
1,751,496	Telecom Egypt #	4,254,264
		12,165,374
Consumer, Cyclical: 1.7%
1,206,842	Arab Cotton Ginning Co.	1,037,536
Consumer, Non-cyclical: 6.0%
1,960,706	Juhayna Food Industries #	3,644,474
Diversified: 5.3%
3,077,912	Egyptian Kuwaiti Holding Co. (USD) * #	3,274,255
Energy: 12.0%
2,887,109	Circle Oil Plc (GBP) *	1,095,013
1,227,395	Maridive & Oil Services SAE (USD) * #	1,295,096
845,908	Petroceltic International Plc (GBP) *	2,355,127
335,686	Transglobe Energy Corp. (CAD) * †	2,563,835
		7,309,071
Financial: 37.8%
4,364,572	Amer Group Holding #	981,648
3,820,629	Citadel Capital Corp. *	2,511,461
954,334	Commercial International Bank Egypt SAE (GDR) Reg S	4,870,634
1,537,320	Egyptian Financial Group-Hermes Holding SAE *	2,720,530
2,884,201	Egyptian for Tourism Resorts Co. * #	668,272
396,109	Medinet Nasr Housing *	1,701,561
4,124,512	Palm Hills Developments SAE * #	2,186,221
1,445,624	Pioneers Holding * #	2,338,893
271,708	Six of October Development & Investment Co. *	1,004,167
3,728,694	Talaat Moustafa Group *	4,093,967
		23,077,354
Industrial: 4.0%
502,116	El Sewedy Electric Co. #	2,438,340
Total Common Stocks (Cost: $46,575,944)		61,184,524
RIGHTS: 0.0% (Cost: $0)
500,080	Egyptian Kuwaiti Holding Co. Rights (USD 0.08, expiring 05/01/14) * #	0
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.3% (Cost: $176,000)
176,000	Bank of New York Overnight Government Fund	176,000
Total Investments: 100.5% (Cost: $46,751,944)		61,360,524
Liabilities in excess of other assets: (0.5)%		(276,758)
NET ASSETS: 100.0%		$61,083,766

CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $166,600.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $36,757,344 which represents 60.2% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	13.5%	$8,238,120
Communications	19.9	12,165,374
Consumer, Cyclical	1.7	1,037,536
Consumer, Non-cyclical	6.0	3,644,474
Diversified	5.3	3,274,255
Energy	11.9	7,309,071
Financial	37.7	23,077,354
Industrial	4.0	2,438,340
	100.0%	$61,184,524

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$473,349	$7,764,771	$—	$8,238,120
Communications	—	12,165,374	—	12,165,374
Consumer, Cyclical	1,037,536	—	—	1,037,536
Consumer, Non-cyclical	—	3,644,474	—	3,644,474
Diversified	—	3,274,255	—	3,274,255
Energy	6,013,975	1,295,096	—	7,309,071
Financial	16,902,320	6,175,034	—	23,077,354
Industrial	—	2,438,340	—	2,438,340
Rights	—	—	—	—
Money Market Fund	176,000	—	—	176,000
Total	$24,603,180	$36,757,344	$—	$61,360,524

During the period ended March 31, 2014, transfers of securities from Level 1 to Level 2 were $6,949,500 and transfers from Level 2 to Level 1 were $10,065,466. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

GERMANY SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 94.3%
Basic Materials: 7.7%
676	H&R WASAG A.G. * #	$7,314
1,972	Salzgitter A.G. #	78,106
1,456	SGL Carbon S.E. #	49,514
4,483	Symrise A.G. #	224,069
		359,003
Communications: 7.3%
2,018	ADVA A.G. Optical Networking * #	9,239
2,263	Drillisch A.G. #	82,230
5,908	Freenet A.G. #	206,873
4,773	QSC A.G. #	23,811
877	Stroer Out-of-Home Media A.G. * #	15,794
		337,947
Consumer, Cyclical: 12.2%
664	BayWa A.G. #	37,802
459	Beter Bed Holding NV	10,334
984	CTS Eventim A.G. #	65,705
280	Delticom A.G. #	13,716
1,559	ElringKlinger A.G. #	61,532
1,271	Gerry Weber International A.G. #	62,887
474	Grammer A.G. #	23,218
1,274	NORMA Group A.G. #	67,553
169	Rational A.G. #	60,253
1,953	SAF-Holland S.A. * #	30,419
920	Tom Tailor Holding A.G. * †	16,877
7,119	TUI A.G. #	118,816
		569,112
Consumer, Non-cyclical: 14.6%
286	Bertrandt A.G. #	43,824
1,459	Carl Zeiss Meditec A.G. #	41,021
5,124	Evotec A.G. * † #	27,349
823	GFK S.E.	44,725
1,221	Hamburger Hafen und Logistik A.G. #	29,394
1,183	Morphosys A.G. * #	110,066
639	Sixt A.G. #	25,505
2,912	Stada Arzneimittel A.G. #	124,793
5,634	Wirecard A.G. #	234,035
		680,712
Energy: 1.2%
984	CropEnergies A.G. #	6,996
3,110	Nordex S.E. * #	50,285
		57,281
Financial: 16.3%
2,178	Aareal Bank A.G. * #	95,978
942	Aurelius A.G. #	35,817
3,696	CA Immobilien Anlagen A.G. #	66,857
1,375	Comdirect Bank A.G. #	16,431
3,107	Conwert Immobilien Invest S.E.	41,152
491	Deutsche Beteiligungs A.G. #	13,681
2,323	Deutsche Euroshop A.G. #	105,809
7,789	Deutsche Wohnen A.G. † #	167,137
1,828	DIC Asset A.G. #	16,925
7,639	GAGFAH S.A. * #	116,139
261	GSW Immobilien A.G. #	12,288
1,552	Patrizia Immobilien A.G. * #	17,900
4,240	TAG Immobilien A.G. #	52,633
		758,747
Industrial: 26.2%
1,729	Aurubis A.G. #	93,955
1,872	Balda A.G.	8,679
448	Bauer A.G. † #	11,852
416	CENTROTEC Sustainable A.G. #	10,805
4,151	Deutz A.G. * #	35,037
1,260	Duerr A.G. #	97,357
1,529	Gerresheimer A.G. #	99,293
3,232	Gildemeister A.G. #	99,285
11,417	Heidelberger Druckmaschinen A.G. * #	35,251
940	Indus Holding A.G. #	41,435
2,201	Jenoptik A.G. #	39,980
4,704	Kloeckner & Co. S.E. * #	69,463
746	Krones A.G. #	71,334
1,321	KUKA A.G. #	64,757
1,675	Leoni A.G. #	122,548
1,074	LPKF Laser & Electronics A.G. #	25,164
480	Pfeiffer Vacuum Technology A.G. #	58,604
1,685	Rheinmetall A.G. #	118,687
766	Rofin-Sinar Technologies, Inc. (USD) *	18,353
516	SMA Solar Technology A.G. #	27,402
218	Vossloh A.G. #	20,624
461	VTG A.G. #	9,230
1,115	Wacker Neuson S.E. #	19,266
5,721	Yingli Green Energy Holding Co. Ltd. (ADR) * †	24,886
		1,223,247
Technology: 8.8%
5,369	Aixtron S.E. (ADR) * †	87,515
528	Bechtle A.G. #	45,466
600	Cancom S.E. #	28,507
1,970	Kontron A.G. #	13,514
3,165	Software A.G. #	114,887
892	Suss Microtec A.G. * #	8,595
400	Voxeljet A.G. (ADR) * †	10,068
1,407	Wincor Nixdorf A.G. #	101,167
		409,719
Total Common Stocks (Cost: $4,149,058)		4,395,768
PREFERRED STOCKS: 3.3%
Consumer, Non-cyclical: 0.8%
315	Draegerwerk A.G. & Co. KGaA #	38,767
Industrial: 2.5%
722	Jungheinrich A.G. #	54,751
437	Sartorius A.G. #	59,764
		114,515
Total Preferred Stocks (Cost: $123,341)		153,282
REAL ESTATE INVESTMENT TRUSTS: 2.7%
Financial: 2.7%
3,561	Alstria Office A.G.	47,754
4,957	Dundee International	41,677
21,671	Hansteen Holdings Plc	39,453
Total Real Estate Investment Trusts (Cost: $132,007)		128,884
MONEY MARKET FUND: 1.4% (Cost: $64,440)
64,440	Dreyfus Government Cash Management Fund	64,440
Total Investments Before Collateral for Securities Loaned: 101.7% (Cost: $4,468,846)		4,742,374
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 4.7% (Cost: $217,605)
217,605	Bank of New York Overnight Government Fund	217,605
Total Investments: 106.4% (Cost: $4,686,451)		4,959,979
Liabilities in excess of other assets: (6.4)%		(297,333)
NET ASSETS: 100.0%		$4,662,646

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $208,547.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,286,461 which represents 91.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	7.6%	$359,003
Communications	7.1	337,947
Consumer, Cyclical	12.0	569,112
Consumer, Non-cyclical	15.2	719,479
Energy	1.2	57,281
Financial	18.7	887,631
Industrial	28.2	1,337,762
Technology	8.6	409,719
Money Market Fund	1.4	64,440
	100.0%	$4,742,374

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$—	$359,003	$—	$359,003
Communications	—	337,947	—	337,947
Consumer, Cyclical	27,211	541,901	—	569,112
Consumer, Non-cyclical	44,725	635,987	—	680,712
Energy	—	57,281	—	57,281
Financial	41,152	717,595	—	758,747
Industrial	51,918	1,171,329	—	1,223,247
Technology	97,583	312,136	—	409,719
Preferred Stocks*	—	153,282	—	153,282
Real Estate Investment Trusts
Financial	128,884	—	—	128,884
Money Market Funds	282,045	—	—	282,045
Total	$673,518	$4,286,461	$—	$4,959,979

* See Schedule of Investments for security type and industry sector breakouts.

See Notes to Schedules of Investments

GULF STATES ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Kuwait: 24.5%
130,000	Abyaar Real Estate Development * #	$24,129
55,000	ALAFCO Aviation Lease and Finance Co. KSCC	48,828
78,912	Boubyan Bank KSC * #	142,762
75,000	Boubyan Petrochemicals Co.	189,098
103,503	Burgan Bank	205,830
275,000	Commercial Real Estate Co. KSCC #	92,818
4,000	First Investment Co. KSCC * #	1,351
257,775	Gulf Bank KSC * #	338,383
353,834	Kuwait Finance House #	1,145,749
95,000	Kuwait International Bank KSCP	101,207
87,734	Kuwait Investment Projects Co. KSCC #	221,005
62,500	Mabanee Co. SAKC #	248,239
480,000	Mobile Telecommunications Co. KSC	1,142,045
463,538	National Bank of Kuwait SAK	1,629,626
175,000	National Industries Group Holding S.A. *	151,634
165,000	National Investments Co. KSCC *	90,234
103,500	Public Warehousing Co. KSC #	279,621
		6,052,559
Oman: 8.9%
640,893	Bank Muscat SAOG #	1,059,927
151,896	Oman Telecommunications Co.	591,803
197,752	Omani Qatari Telecommunications Co. SAOG	308,185
133,308	Renaissance Services SAOG #	241,157
		2,201,072
Qatar: 25.0%
22,940	Barwa Real Estate Co. QSC #	229,805
14,004	Commercial Bank of Qatar #	246,237
15,231	Doha Bank QSC #	258,324
9,641	Gulf International Services QSC #	208,522
17,120	Industries Qatar QSC #	878,042
86,659	Masraf Al Rayan QSC #	943,007
2,917	National Leasing	23,432
6,485	Qatar Electricity & Water Co. QSC #	306,689
3,983	Qatar Fuel Co. #	270,434
31,692	Qatar Gas Transport Co. Ltd. Nakilat #	175,278
6,782	Qatar International Islamic Bank #	134,092
11,701	Qatar Islamic Bank SAQ #	236,377
19,800	Qatar National Bank SAQ	1,020,111
6,751	Qatar Navigation #	167,504
15,862	Qatar Telecom (Qtel) QSC #	600,243
20,874	United Development Co. #	119,334
109,643	Vodafone Qatar QSC * #	368,107
		6,185,538
South Korea: 2.7%
9,734	Samsung Engineering Co. Ltd. * #	656,844
United Arab Emirates: 36.7%
578,979	Abu Dhabi Commercial Bank	1,150,707
563,343	Air Arabia PJSC #	215,362
774,809	Aldar Properties PJSC #	730,359
378,986	Arabtec Holding Co. PJSC * #	620,534
796,964	Dana Gas PJSC * #	178,302
40,895	DP World Ltd. (USD) #	732,006
394,173	Dubai Financial Market PJSC #	368,717
146,106	Dubai Islamic Bank #	244,797
785,719	Emaar Properties PJSC #	2,133,583
240,199	First Gulf Bank PJSC #	1,066,209
32,071	Lamprell Plc (GBP) *	74,319
291,694	National Bank of Abu Dhabi PJSC #	1,082,106
258,223	Union National Bank of Abu Dhabi PJSC #	491,673
		9,088,674
United States: 2.2%
70,212	McDermott International, Inc. *	549,058
Total Common Stocks (Cost: $18,163,536)		24,733,745

Principal Amount
CONVERTIBLE BONDS: 0.0%
Oman: 0.0%
$94,358	Bank Muscat SAOG 4.50%, 03/20/17 #	0
20,696	Bank Muscat SAOG 4.50%, 03/20/16	5,698
Total Convertible Bonds (Cost: $5,913)		5,698

Number of Shares
MONEY MARKET FUND: 0.0% (Cost: $5,793)
5,793	Dreyfus Government Cash Management Fund	5,793
Total Investments: 100.0% (Cost: $18,175,242)		24,745,236
Liabilities in excess of other assets: (0.0)%		(10,688)
NET ASSETS: 100.0%		$24,734,548

GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $17,457,628 which represents 70.6% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	4.3%	$1,067,140
Communications	12.2	3,010,383
Consumer, Cyclical	2.0	494,983
Consumer, Non-cyclical	3.0	732,006
Diversified	0.9	221,005
Energy	3.0	731,577
Financial	62.1	15,365,412
Industrial	10.6	2,634,970
Utilities	1.9	481,967
Money Market Fund	0.0	5,793
	100.0%	$24,745,236

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Kuwait	$3,558,502	$2,494,057	$—	$6,052,559
Oman	899,988	1,301,084	—	2,201,072
Qatar	1,043,543	5,141,995	—	6,185,538
South Korea	—	656,844	—	656,844
United Arab Emirates	1,225,026	7,863,648	—	9,088,674
United States	549,058	—	—	549,058
Convertible Bonds*	—	5,698	—	5,698
Money Market Fund	5,793	—	—	5,793
Total	$7,281,910	$17,463,326	$—	$24,745,236

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended March 31, 2014, transfers of securities from Level 1 to Level 2 were $4,398,571 and transfers from Level 2 to Level 1 were $1,098,454. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS (a)

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Basic Materials: 1.5%
114,072	Andhra Pradesh Paper Mills * #	$440,238
1,193,702	Chambal Fertilizers & Chemicals Ltd. #	799,120
1,142,958	Gujarat State Fertilisers & Chemicals Ltd. #	1,085,909
		2,325,267
Communications: 7.3%
1,043,564	DEN Networks Ltd. * #	3,346,714
890,127	Hathway Cable & Datacom Ltd. * #	3,617,904
451,760	Mahanagar Telephone Nigam * #	115,094
93,175	Makemytrip Ltd. (USD) *	2,523,179
4,909,578	TV18 Broadcast Ltd. * #	2,088,379
		11,691,270
Consumer, Cyclical: 21.7%
8,064,586	Alok Industries Ltd. #	878,573
1,332,550	Amtek Auto Ltd. #	3,559,079
2,409,504	Apollo Tyres Ltd. #	6,457,852
1,511,914	Arvind Ltd. #	4,412,214
7,631,657	Ashok Leyland Ltd. #	3,026,822
592,408	Bombay Dyeing & Manufacturing Co. Ltd. #	550,190
717,944	Cox & Kings Ltd. #	1,924,991
263,807	Eros International Media Ltd. * #	748,313
264,071	Gitanjali Gems Ltd. *	260,655
325,831	Jet Airways India Ltd. * #	1,355,178
513,714	PC Jeweller Ltd. #	835,977
846,900	Rajesh Exports Ltd.	1,252,146
176,059	Raymond Ltd. #	893,618
468,797	Sobha Developers Ltd. #	2,945,279
3,070,708	SpiceJet Ltd. * #	728,402
71,708	State Trading Corp. India of Ltd. #	216,764
195,047	Timken India Ltd. #	598,379
33,392	TTK Prestige Ltd. #	1,705,763
1,362,697	TVS Motor Co. Ltd. #	2,216,599
		34,566,794
Consumer, Non-cyclical: 7.2%
100,823	Ajanta Pharma Ltd. #	1,678,734
4,890,664	Bajaj Hindusthan Ltd. * #	1,340,575
1,755,703	Balrampur Chini Mills Ltd.	1,641,860
523,257	McLeod Russel India Ltd. #	2,683,542
3,931,345	Shree Renuka Sugars Ltd. #	1,418,025
1,131,129	Sun Pharma Advanced Research Co. Ltd. * #	2,767,549
		11,530,285
Diversified: 3.6%
124,821	Aban Offshore Ltd. #	1,114,192
266,884	Century Textile & Industries Ltd. #	1,627,548
652,761	Delta Corp. Ltd. #	1,085,511
2,619,451	Sintex Industries Ltd. #	1,913,765
61,962	Welspun Enterprises Ltd. * #	16,929
		5,757,945
Energy: 1.1%
922,319	Niko Resources Ltd. (CAD) *	1,796,590
Financial: 21.9%
1,171,584	Allahabad Bank #	1,787,888
1,410,715	Anant Raj Industries Ltd. * #	1,349,078
1,409,333	Andhra Bank #	1,509,407
81,899	Credit Analysis & Research Ltd. #	1,069,013
697,745	DB Realty Ltd. * #	707,551
1,120,178	Dena Bank #	1,137,814
1,465,940	Development Credit Bank Ltd. * #	1,505,704
920,871	Dewan Housing Finance Corp. Ltd. #	3,382,830
203,760	Financial Technologies India Ltd. #	1,276,951
3,305,047	Housing Development & Infrastructure Ltd. * #	3,201,279
8,739,947	IFCI Ltd. #	3,894,865
1,380,013	India Infoline Ltd. #	1,808,154
1,216,197	Indiabulls Real Estate Ltd. #	1,114,092
2,166,563	JM Financial Ltd. #	908,210
1,103,360	Karnataka Bank Ltd. #	2,171,353
4,524,088	Manappuram Finance Ltd. #	1,630,755
1,144,217	Parsvnath Developers Ltd. * #	467,294
905,301	SKS Microfinance Ltd. * #	3,098,215
1,322,756	SREI Infrastructure Finance Ltd. #	602,205
7,499,414	Unitech Ltd. * #	1,763,902
795,200	Vijaya Bank Ltd. #	532,278
		34,918,838
Industrial: 19.5%
127,802	ABG Shipyard Ltd. * #	546,438
119,452	BEML Ltd. #	585,427
206,982	BGR Energy Systems Ltd. #	460,335
717,826	Escorts Ltd. #	1,385,758
91,925	Ess Dee Aluminium Ltd. #	964,723
947,537	Gateway Distriparks Ltd. #	2,628,963
3,552,392	Hindustan Construction Co. Ltd. * #	1,007,613
1,468,476	India Cements Ltd. #	1,500,519
1,151,934	IRB Infrastructure Developers Ltd. #	1,995,586
725,118	Jai Corp. Ltd. #	846,135
3,123,738	Jain Irrigation Systems Ltd. #	3,431,451
1,564,222	Madras Cements Ltd.	5,639,030
509,026	Praj Industries Ltd. #	447,803
2,817,978	Punj Lloyd Ltd. * #	1,336,992
14,570,930	Suzlon Energy Ltd. * #	2,709,838
405,342	VIP Industries Ltd. #	713,098
1,186,353	Voltas Ltd. #	3,202,974
1,539,861	Welspun Corp. Ltd. #	1,771,988
		31,174,671
Technology: 11.6%
2,009,606	Hexaware Technologies Ltd. #	5,073,988
1,135,962	KPIT Cummins Infosystems Ltd. #	3,065,935
355,273	NIIT Technologies Ltd. #	2,400,110
594,877	Polaris Software Lab Ltd. #	1,921,958
1,041,168	Rolta India Ltd. #	1,279,769
2,828,115	Vakrangee Software Ltd. #	4,731,291
		18,473,051
Utilities: 4.5%
10,003,021	GVK Power & Infrastructure Ltd. * #	1,853,737
401,563	Indraprastha Gas Ltd. #	2,011,265
6,906,338	Lanco Infratech Ltd. * #	823,039
2,122,611	PTC India Ltd. #	2,411,307
		7,099,348
Total Common Stocks (Cost: $142,351,637)		159,334,059
MONEY MARKET FUND: 3.8% (Cost: $6,071,821)
6,071,821	Dreyfus Government Cash Management Fund	6,071,821
Total Investments: 103.7% (Cost: $148,423,458)		165,405,880
Liabilities in excess of other assets: (3.7)%		(5,835,472)
NET ASSETS: 100.0%		$159,570,408

CAD	Canadian Dollar
USD	United States Dollar

(a)	Represents consolidated Schedule of Investments.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $146,220,599 which represents 91.6% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	1.4%	$2,325,267
Communications	7.0	11,691,270
Consumer, Cyclical	20.9	34,566,794
Consumer, Non-cyclical	7.0	11,530,285
Diversified	3.5	5,757,945
Energy	1.1	1,796,590
Financial	21.1	34,918,838
Industrial	18.8	31,174,671
Technology	11.2	18,473,051
Utilities	4.3	7,099,348
Money Market Fund	3.7	6,071,821
	100.0%	$165,405,880

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$—	$2,325,267	$—	$2,325,267
Communications	2,523,179	9,168,091	—	11,691,270
Consumer, Cyclical	1,512,801	33,053,993	—	34,566,794
Consumer, Non-cyclical	1,641,860	9,888,425	—	11,530,285
Diversified	—	5,757,945	—	5,757,945
Energy	1,796,590	—	—	1,796,590
Financial	—	34,918,838	—	34,918,838
Industrial	5,639,030	25,535,641	—	31,174,671
Technology	—	18,473,051	—	18,473,051
Utilities	—	7,099,348	—	7,099,348
Money Market Fund	6,071,821	—	—	6,071,821
Total	$19,185,281	$146,220,599	$—	$165,405,880

During the period ended March 31, 2014, transfers of securities from Level 1 to Level 2 were $3,339,637 and transfers from Level 2 to Level 1 were $1,798,073. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

INDONESIA ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.6%
Basic Materials: 1.7%
7,863,200	Aneka Tambang Tbk PT #	$789,694
16,253,300	Borneo Lumbung Energi & Meta * #	177,635
46,795,200	G-Resources Group Ltd. (HKD) * #	1,383,197
4,914,900	International Nickel Indonesia Tbk PT #	1,227,809
1,009,499	Intrepid Mines Ltd. (AUD) *	257,305
		3,835,640
Communications: 12.8%
8,275,100	Global Mediacom Tbk PT #	1,722,651
1,920,100	Indosat Tbk PT #	670,319
11,622,900	Media Nusantara Citra Tbk PT #	2,716,664
35,514,600	MNC Investama Tbk PT #	1,078,114
461,752	Telekomunikasi Indonesia Tbk PT (ADR)	18,179,176
3,502,200	Tower Bersama Infrastructure * #	1,856,835
6,835,000	XL Axiata Tbk PT #	2,656,882
		28,880,641
Consumer, Cyclical: 12.6%
27,607,700	Astra International Tbk PT #	18,058,341
176,000	Jardine Cycle & Carriage Ltd. (SGD) #	6,354,030
3,230,200	Matahari Department Store Tbk PT * #	3,971,056
		28,383,427
Consumer, Non-cyclical: 21.8%
742,000	Astra Agro Lestari Tbk PT #	1,704,747
8,883,000	Charoen Pokphand Indonesia Tbk PT #	3,147,152
4,851,250	First Pacific Company Ltd. (HKD) #	4,835,042
1,152,000	First Resources Ltd. (SGD) #	2,146,048
13,607,000	Golden Agri-Resources Ltd. (SGD) #	6,226,965
1,269,000	Gudang Garam Tbk PT #	5,554,902
2,609,700	Indofood Cbp Sukses Makmur Tbk PT #	2,327,980
10,133,500	Indofood Sukses Makmur Tbk PT #	6,556,735
4,805,100	Jasa Marga Persero Tbk PT #	2,554,002
44,163,500	Kalbe Farma Tbk PT #	5,728,690
6,589,100	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	1,289,924
2,696,200	Unilever Indonesia Tbk PT #	6,995,864
		49,068,051
Energy: 6.2%
37,669,900	Adaro Energy Tbk PT #	3,277,403
5,777,150	Banpu PCL (NVDR) (THB) #	4,985,353
187,080	Bumi Plc (GBP) * #	719,270
34,739,900	Bumi Resources Tbk PT * #	828,444
931,100	Indo Tambangraya Megah Tbk PT #	2,007,638
2,511,600	Medco Energi Internasional Tbk PT #	605,246
1,899,800	Tambang Batubara Bukit Asam Tbk PT #	1,568,982
		13,992,336
Financial: 28.5%
16,862,900	Bank Central Asia Tbk PT #	15,837,602
5,869,348	Bank Danamon Indonesia Tbk PT #	2,256,919
16,217,351	Bank Mandiri Persero Tbk PT #	13,659,051
10,542,232	Bank Negara Indonesia Persero Tbk PT #	4,645,116
17,712,200	Bank Rakyat Indonesia Tbk PT #	15,058,553
3,410,000	Blumont Group Ltd. (SGD) * #	163,188
20,605,800	Bumi Serpong Damai PT #	2,996,300
24,647,700	Ciputra Development Tbk PT #	2,538,851
3,069,000	Gallant Venture Ltd. (SGD) * #	734,254
44,572,600	Lippo Karawaci Tbk PT #	4,279,524
21,408,100	Summarecon Agung Tbk PT #	2,024,415
		64,193,773
Industrial: 11.1%
16,661,400	Alam Sutera Realty Tbk PT #	883,599
3,121,400	Indocement Tunggal Prakarsa Tbk PT #	6,462,944
6,845,800	Semen Gresik Persero Tbk PT #	9,623,247
10,314,500	Trada Maritime Tbk PT * #	1,565,172
3,601,969	United Tractors Tbk PT #	6,617,563
		25,152,525
Utilities: 4.9%
24,552,500	Perusahaan Gas Negara Tbk PT #	11,142,782
Total Common Stocks (Cost: $272,924,869)		224,649,175
REAL ESTATE INVESTMENT TRUST: 0.5% (Cost: $1,058,176)
Financial: 0.5%
3,354,000	Lippo Malls Indonesia Retail Trust #	1,066,991
Total Investments: 100.1% (Cost: $273,983,045)		225,716,166
Liabilities in excess of other assets: (0.1)%		(301,780)
NET ASSETS: 100.0%		$225,414,386

ADR	American Depositary Receipt
AUD	Australian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $207,279,685 which represents 92.0% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	1.7%	$3,835,640
Communications	12.8	28,880,641
Consumer, Cyclical	12.6	28,383,427
Consumer, Non-cyclical	21.7	49,068,051
Energy	6.2	13,992,336
Financial	28.9	65,260,764
Industrial	11.2	25,152,525
Utilities	4.9	11,142,782
	100.0%	$225,716,166

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$257,305	$3,578,335	$—	$3,835,640
Communications	18,179,176	10,701,465	—	28,880,641
Consumer, Cyclical	—	28,383,427	—	28,383,427
Consumer, Non-cyclical	—	49,068,051	—	49,068,051
Energy	—	13,992,336	—	13,992,336
Financial	—	64,193,773	—	64,193,773
Industrial	—	25,152,525	—	25,152,525
Utilities	—	11,142,782	—	11,142,782
Real Estate Investment Trust
Financial	—	1,066,991	—	1,066,991
Total	$18,436,481	$207,279,685	$—	$225,716,166

During the period ended March 31, 2014, transfers of securities from Level 2 to Level 1 were $266,458. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

INDONESIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Basic Materials: 2.3%
2,799,400	Bumi Resources Minerals Tbk PT * #	$58,623
360,932	Intrepid Mines Ltd. (AUD) *	91,996
		150,619
Communications: 1.2%
2,773,000	Visi Media Asia Tbk PT * #	79,874

Consumer, Cyclical: 13.2%
946,100	Energy Earth PCL (NVDR) (THB) #	172,395
976,900	Erajaya Swasembada Tbk PT * #	118,610
5,763,600	Multipolar Tbk PT #	228,792
4,262,800	Sigmagold Inti Perkasa Tbk PT *	175,240
2,595,700	Waskita Karya Persero Tbk PT #	175,518
		870,555
Consumer, Non-cyclical: 14.4%
1,204,900	BW Plantation Tbk PT #	140,123
1,278,400	Citra Marga Nusaphala Persada Tbk PT * #	381,926
328,300	Malindo Feedmill Tbk PT #	95,291
525,200	Sampoerna Agro PT #	99,119
1,281,300	Tiga Pilar Sejahtera Food Tbk #	233,863
		950,322
Energy: 17.1%
18,754,300	Benakat Integra Tbk PT * #	193,068
4,408,600	Berau Coal Energy Tbk PT * #	65,095
27,820,300	Energi Mega Persada Tbk PT * #	244,353
2,564,400	Exploitasi Energi Indonesia Tbk PT * #	58,660
507,000	Geo Energy Resources Ltd (SGD) * #	127,026
7,419,700	Hanson International Tbk PT * #	439,170
		1,127,372
Financial: 40.8%
3,060,900	Bank Bukopin Tbk PT #	172,832
12,511,400	Bank Pembangunan Daerah Jawa Timur Tbk PT #	524,953
3,162,500	Bekasi Fajar Industrial Estate Tbk PT * #	158,658
1,218,000	Blumont Group Ltd. (SGD) * #	58,288
2,278,800	Ciputra Property Tbk PT #	167,998
1,991,300	Eureka Prima Jakarta Tbk PT * #	75,106
13,894,797	Kawasan Industri Jababeka Tbk PT #	315,119
340,000	Lippo Cikarang Tbk PT * #	226,755
6,332,700	Modernland Realty Tbk PT * #	250,107
10,345,000	Panin Financial Tbk PT * #	238,362
15,599,900	Sentul City Tbk PT * #	250,757
3,051,100	Surya Semesta Internusa Tbk PT #	259,222
		2,698,157
Industrial: 11.1%
743,300	Adhi Karya Persero Tbk PT #	197,815
758,900	Express Transindo Utama Tbk PT * #	97,403
3,849,100	Nusantara Infrastructure Tbk PT * #	81,821
1,753,500	Pembangunan Perumahan Persero Tbk PT #	286,254
976,400	Total Bangun Persada Tbk PT #	73,073
		736,366
Total Common Stocks (Cost: $6,930,241)		6,613,265
MONEY MARKET FUND: 0.1% (Cost: $7,938)
7,938	Dreyfus Government Cash Management Fund	7,938
Total Investments: 100.2% (Cost: $6,938,179)		6,621,203
Liabilities in excess of other assets: (0.2)%		(10,361)
NET ASSETS: 100.0%		$6,610,842

AUD	Australian Dollar
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $6,346,029 which represents 96.0% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	2.3%	$150,619
Communications	1.2	79,874
Consumer, Cyclical	13.1	870,555
Consumer, Non-cyclical	14.4	950,322
Energy	17.0	1,127,372
Financial	40.8	2,698,157
Industrial	11.1	736,366
Money Market Fund	0.1	7,938
	100.0%	$6,621,203

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$91,996	$58,623	$—	$150,619
Communications	—	79,874	—	79,874
Consumer, Cyclical	175,240	695,315	—	870,555
Consumer, Non-cyclical	—	950,322	—	950,322
Energy	—	1,127,372	—	1,127,372
Financial	—	2,698,157	—	2,698,157
Industrial	—	736,366	—	736,366
Money Market Fund	7,938	—	—	7,938
Total	$275,174	$6,346,029	$—	$6,621,203

During the period ended March 31, 2014, transfers from Level 2 to Level 1 were $315,085. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

ISRAEL ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.7%
Basic Materials: 3.4%
11,818	Frutarom Industries Ltd. #	$283,788
121,570	Israel Chemicals Ltd. #	1,062,741
		1,346,529
Communications: 13.4%
9,381	Allot Communications Ltd. (USD) *	126,268
43,580	Amdocs Ltd. (USD)	2,024,727
8,099	Attunity Ltd. (USD) *	75,564
14,275	AudioCodes Ltd. (USD) *	103,494
483,693	Bezeq the Israeli Telecommunication Corp. Ltd. #	861,578
18,115	Cellcom Israel Ltd. #	248,184
23,287	Ceragon Networks Ltd. (USD) *	65,902
12,756	Clicksoftware Technologies Ltd. (USD)	129,091
9,520	EZchip Semiconductor Ltd. * #	242,427
20,120	Gilat Satellite Networks Ltd. * #	101,766
16,615	NICE Systems Ltd. #	740,347
26,164	Partner Communications Co. Ltd. * #	237,685
7,253	Perion Network Ltd. (USD) *	80,146
2,483	Silicom Ltd. (USD)	154,045
28,515	Telit Communications Plc (GBP) * #	109,553
3,276	Wix.com Ltd. (USD) *	75,250
		5,376,027
Consumer, Cyclical: 1.9%
50,750	888 Holdings Plc (GBP) #	127,540
337	Bayside Land Corp.	88,167
10,280	Cinema City International N.V. (PLN) * #	119,781
14,301	Delek Automotive Systems Ltd. #	151,026
4,049	Delta-Galil Industries Ltd. #	127,191
2,722	Fox Wizel Ltd. #	78,180
1,067	Property & Building Corp. #	73,841
		765,726
Consumer, Non-cyclical: 33.0%
4,283	Alcobra Ltd. (USD) *	77,736
6,346	Brainsway Ltd. * #	109,100
28,945	Clal Biotechnology Industries Ltd. * #	103,427
16,583	Compugen Ltd. (USD) *	174,287
5,782	Evogene Ltd. * #	110,475
9,914	Kamada Ltd. * #	141,794
14,174	Mazor Robotics Ltd. * #	146,464
11,124	Medgenics, Inc. (USD) *	77,646
9,921	Nitsba Holdings Ltd. * #	159,138
63,288	Opko Health, Inc. (USD) *	589,844
9,078	Osem Investments Ltd. #	213,168
24,037	Perrigo Co. Plc (USD)	3,717,562
6,983	PhotoMedex, Inc. (USD) *	110,541
26,723	Pluristem Therapeutics, Inc. (USD) *	98,875
2,547	Rami Levi Chain Stores Hashikma Marketing Ltd. #	147,631
30,079	Shufersal Ltd. #	120,188
6,083	SodaStream International Ltd. (USD) *	268,260
10,908	Strauss Group Ltd. #	197,167
13,182	Syneron Medical Ltd. (USD) *	164,116
4,287	Taro Pharmaceutical Industries Ltd. (USD) *	475,857
114,861	Teva Pharmaceutical Industries Ltd. #	6,048,655
		13,251,931
Diversified: 0.2%
5,798	Elco Holdings Ltd. #	76,630

Energy: 4.3%
8,160	Alon USA Energy, Inc. (USD)	121,910
716	Delek Energy Systems Ltd. * #	461,966
11,813	Delek US Holdings, Inc. (USD)	343,050
3,575	Jerusalem Oil Exploration * #	167,469
16,226	Naphtha Israel Petroleum Corp. Ltd. * #	121,155
327,481	Oil Refineries Ltd. * #	90,539
21,293	Ormat Industries #	161,475
1,727	Paz Oil Co. Ltd. #	260,527
		1,728,091
Financial: 20.1%
46,140	Africa Israel Investments Ltd. * #	106,409
6,478	Africa Israel Properties Ltd. * #	116,666
1,972	AL-ROV Israel Ltd. * #	81,792
43,370	Amot Investments Ltd. #	139,800
9,080	Azrieli Group #	317,487
283,829	Bank Hapoalim B.M. #	1,619,153
374,648	Bank Leumi Le-Israel B.M. * #	1,461,146
9,325	Clal Insurance Enterprises Holdings Ltd. #	185,037
1,618	Delek Group Ltd. #	645,813
21,872	Discount Investment Corp. * #	205,061
3,371	FIBI Holdings Ltd. * #	87,210
9,291	First International Bank of Israel Ltd. #	153,637
23,297	Gazit-Globe Ltd. #	300,409
36,159	Harel Insurance Investments & Financial Services Ltd. #	218,994
975	Israel Corp. Ltd. * #	544,107
240,894	Israel Discount Bank Ltd. * #	441,827
9,266	Jerusalem Economy Ltd. #	95,585
4,905	Melisron Ltd. #	129,235
9,876	Menorah Mivtachim Holdings Ltd. #	121,727
112,149	Migdal Insurance & Financial Holding Ltd. #	191,783
2,391	Mivtach Shamir Holdings Ltd. #	85,088
37,015	Mizrahi Tefahot Bank Ltd. #	505,925
26,722	Phoenix Holdings Ltd.	106,041
19,403	Plus500 Ltd. (GBP)	193,439
		8,053,371
Industrial: 3.2%
5,313	Caesarstone Sdot-Yam Ltd. (USD)	288,921
6,158	Elbit Systems Ltd. #	374,782
725	Electra Ltd. #	111,030
5,730	Ituran Location and Control Ltd. #	142,425
12,490	Orbotech Ltd. (USD) *	192,221
75,318	Shikun & Binui Ltd. #	185,270
		1,294,649
Technology: 19.7%
21,948	Babylon Ltd. #	34,647
8,480	Ceva, Inc. (USD) *	148,909
41,277	Check Point Software Technologies Ltd. (USD) *	2,791,564
10,491	DSP Group, Inc. (USD) *	90,642
6,734	Imperva, Inc. (USD) *	375,084
17,277	LivePerson, Inc. (USD) *	208,533
16,392	Matrix IT Ltd. #	94,664
11,542	Mellanox Technologies Ltd. (USD) *	451,638
12,121	Nova Measuring Instruments Ltd. * #	135,244
38,341	Playtech Ltd. (GBP) #	432,849
12,836	Radware Ltd. (USD) *	226,941
9,647	Sapiens International Corp N.V. (USD) *	78,237
10,413	Stratasys Ltd. (USD) *	1,104,715
31,606	VeriFone Systems, Inc. (USD) *	1,068,915
13,886	Verint Systems, Inc. (USD) *	651,670
		7,894,252
Utilities: 0.5%
6,200	Ormat Technologies, Inc. (USD)	186,062
Total Common Stocks (Cost: $34,671,620)		39,973,268
REAL ESTATE INVESTMENT TRUST: 0.4% (Cost: $171,732)
Financial: 0.4%
26,259	Alony Hetz Properties & Investments Ltd. #	180,609
Total Investments: 100.1% (Cost: $34,843,352)		40,153,877
Liabilities in excess of other assets: (0.1)%		(59,623)
NET ASSETS: 100.0%		$40,094,254

GBP	British Pound
PLN	Polish Zloty
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $22,848,007 which represents 57.0% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	3.3%	$1,346,529
Communications	13.4	5,376,027
Consumer, Cyclical	1.9	765,726
Consumer, Non-cyclical	33.0	13,251,931
Diversified	0.2	76,630
Energy	4.3	1,728,091
Financial	20.5	8,233,980
Industrial	3.2	1,294,649
Technology	19.7	7,894,252
Utilities	0.5	186,062
	100.0%	$40,153,877

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$—	$1,346,529	$—	$1,346,529
Communications	2,834,487	2,541,540	—	5,376,027
Consumer, Cyclical	88,167	677,559	—	765,726
Consumer, Non-cyclical	5,754,724	7,497,207	—	13,251,931
Diversified	—	76,630	—	76,630
Energy	464,960	1,263,131	—	1,728,091
Financial	299,480	7,753,891	—	8,053,371
Industrial	481,142	813,507	—	1,294,649
Technology	7,196,848	697,404	—	7,894,252
Utilities	186,062	—	—	186,062
Real Estate Investment Trust
Financial	—	180,609	—	180,609
Total	$17,305,870	$22,848,007	$—	$40,153,877

During the period ended March 31, 2014, transfers of securities from Level 1 to Level 2 were $66,110 and transfers from Level 2 to Level 1 were $78,766. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

LATIN AMERICA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 92.2%
Argentina: 2.6%
1,583	Banco Macro S.A. (ADR) *	$44,561
3,578	Cresud S.A.C.I.F. y A (ADR)	33,240
11,727	Grupo Financiero Galicia S.A. (ADR)	144,359
		222,160
Australia: 0.5%
71,889	Beadell Resources Ltd. * #	40,291
Bermuda: 0.0%
2,650	GP Investments Ltd. (BDR) (BRL) *	4,053
Brazil: 31.0%
5,400	Abril Educacao S.A.	66,161
5,850	Aliansce Shopping Centers S.A.	46,073
12,900	Alupar Investimento S.A. *	101,938
5,045	American Banknote S.A.	77,821
3,300	Arezzo Industria e Comercio S.A.	39,996
3,350	Autometal S.A.	23,770
5,471	B2W Cia Global Do Varejo *	66,766
104	Banco ABC Brasil S.A. (LDR) *	563
14,850	Brasil Brokers Participacoes S.A.	33,378
9,100	Brasil Insurance Participacoes e Administracao S.A.	45,761
15,900	Brazil Pharma S.A. *	26,979
32,469	Brookfield Incorporacoes S.A. *	20,892
6,100	Cia de Saneamento de Minas Gerais S.A.	97,670
3,100	CVC Brasil Operadora e Agencia de Viagens S.A. *	20,712
8,400	Direcional Engenharia S.A.	37,058
22,600	Eneva S.A. *	16,235
8,233	Equatorial Energia S.A.	74,202
6,550	Eternit S.A.	24,104
21,450	Even Construtora e Incorporadora S.A.	71,847
8,600	EZ Tec Empreendimentos e Participacoes S.A.	106,695
5,600	Fleury S.A.	47,584
4,900	GAEC Educacao S.A. *	46,409
22,054	Gafisa S.A. (ADR) †	70,132
10,253	Gol Linhas Aereas Inteligentes S.A. (ADR) *	49,830
9,770	Helbor Empreendimentos S.A.	34,145
24,500	HRT Participacoes em Petroleo S.A. *	10,042
6,100	Iguatemi Empresa de Shopping Centers S.A.	58,500
4,900	International Meal Co. Holdings S.A. *	37,187
6,150	Iochpe Maxion S.A.	60,985
24,850	JHSF Participacoes S.A.	43,589
6,700	Julio Simoes Logistica S.A.	41,930
7,500	Light S.A.	61,977
2,100	Linx S.A.	41,287
53,200	LLX Logistica S.A. *	23,446
3,820	LPS Brasil Consultoria de Imoveis S.A.	21,718
8,350	Magazine Luiza S.A.	23,847
19,050	Magnesita Refratarios S.A.	42,147
3,700	Mahle-Metal Leve S.A. Industria e Comercio	38,810
27,600	Marfrig Alimentos S.A. *	53,400
5,300	Marisa Lojas S.A.	35,972
9,250	Mills Estruturas e Servicos de Engenharia S.A.	114,147
9,300	Minerva S.A. *	41,397
5,450	MMX Mineracao e Metalicos S.A. *	6,149
22,800	MRV Engenharia e Participacoes S.A.	81,292
12,100	Paranapanema S.A. *	19,678
77,100	PDG Realty S.A. Empreendimentos e Participacoes *	48,931
2,700	Positivo Informatica S.A.	2,939
7,600	QGEP Participacoes S.A.	27,198
5,900	Restoque Comercio e Confeccoes de Roupas S.A.	15,810
27,148	Rossi Residencial S.A. *	21,656
5,400	Santos Brasil Participacoes S.A.	39,863
5,700	Sao Martinho S.A.	77,876
4,300	Ser Educacional S.A. *	37,713
5,050	SLC Agricola S.A.	39,149
3,900	Smiles S.A.	62,307
2,950	Sonae Sierra Brasil S.A.	24,520
2,800	T4F Entretenimento S.A. *	5,899
3,150	Technos S.A.	20,824
7,450	Tecnisa S.A. *	26,103
2,750	Tegma Gestao Logistica S.A.	23,137
2,700	UNICASA Industria de Moveis S.A.	4,581
24,486	Vanguarda Agro S.A. *	32,375
		2,615,102
Canada: 21.1%
12,345	Alamos Gold, Inc.	111,557
8,527	Alvopetro Energy Ltd. *	8,176
16,672	Argonaut Gold, Inc.*	72,690
20,831	AuRico Gold, Inc. (USD)	90,615
55,902	B2Gold Corp. *	151,701
3,855	Bear Creek Mining Corp. *	6,451
9,644	Canacol Energy Ltd. *	60,891
38,974	Capstone Mining Corp. *	102,943
12,537	Continental Gold Ltd. *	43,321
10,449	Endeavour Silver Corp. (USD) * †	45,035
12,798	First Majestic Silver Corp. (USD) *	123,373
9,278	Fortuna Silver Mines, Inc. *	34,158
31,340	Gran Tierra Energy, Inc. (USD) *	234,423
14,825	Great Panther Silver Ltd. (USD) *	14,973
4,845	MAG Silver Corp. *	33,615
18,920	McEwen Mining, Inc. (USD) *	44,840
14,819	Pan American Silver Corp. (USD)	190,720
8,397	Parex Resources, Inc. *	72,159
13,565	Primero Mining Corp. *	98,286
12,815	Rio Alto Mining Ltd. *	25,039
9,394	Sandstorm Gold Ltd. (USD) * †	52,325
7,992	Silver Standard Resources, Inc. (USD) *	79,361
29,284	Sulliden Gold Corp. Ltd. *	20,662
66,030	Torex Gold Resources, Inc. *	63,910
		1,781,224
Chile: 9.1%
37,975	AFP Habitat S.A.	51,107
35,948	AquaChile S.A. *	23,186
35,381	Besalco S.A.	34,195
854,392	Cia Sud Americana de Vapores S.A. *	41,802
19,812	Cruz Blanca Salud S.A.	16,619
56,969	E.CL S.A.	76,876
11,717	Empresas Hites S.A.	7,008
260,058	Empresas Iansa S.A.	9,485
10,113	Forus S.A.	44,943
33,372	Inversiones Aguas Metropolitanas S.A.	54,162
3,222	Inversiones La Construccion S.A.	43,477
302,481	Masisa S.A.	16,493
44,919	Parque Arauco S.A.	85,763
102,484	Ripley Corp. S.A.	63,915
39,357	Salfacorp S.A.	36,244
582,643	Sociedad Matriz SAAM S.A.	50,277
55,875	Vina Concha y Toro S.A.	115,138
		770,690
Luxembourg: 0.7%
7,595	Adecoagro S.A. (USD) *	61,975
Mexico: 15.6%
49,112	Alsea S.A.B de C.V.	178,121
144,150	Axtel S.A.B. de C.V. *	49,023
37,700	Banregio Grupo Financiero S.A.B. de C.V.	219,030
43,700	Bolsa Mexicana de Valores S.A.B. de C.V.	86,292
7,400	Cia Minera Autlan S.A.B de C.V.	6,127
79,850	Consorcio ARA S.A.B. de C.V. *	35,657
10,102	Controladora Vuela Cia de Aviacion S.A.B de C.V. (ADR) *	83,847
54,750	Corp GEO S.A.B de C.V. * #	1,236
25,700	Corp Inmobiliaria Vesta S.A.B. de C.V.	52,048
11,600	Credito Real S.A.B. de C.V.	19,085
15,376	Empresas ICA S.A.B. de C.V. (ADR) *	101,328
52,600	Grupo Aeromexico S.A.B. de C.V. * †	84,084
16,050	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. †	58,223
18,250	Grupo Famsa S.A.B. de C.V. *	27,748
24,400	Grupo Herdez S.A.B de C.V.	72,515
20,500	Grupo KUO S.A.B. de C.V.	45,018
10,250	Grupo Simec S.A.B de C.V. *	39,122
22,800	Hoteles City Express S.A.B de C.V. *	37,774
23,100	Organizacion Cultiba S.A.B de C.V.	39,917
120,300	TV Azteca S.A. de C.V.	73,255
46,500	Urbi Desarrollos Urbanos S.A.B. de C.V. * #	1,852
		1,311,302
Panama: 1.0%
3,033	Banco Latinoamericano de Comercio Exterior S.A. (USD)	80,101
Peru: 0.6%
87,018	Ferreyros S.A.	46,739
Puerto Rico: 3.5%
6,036	EVERTEC, Inc.	149,089
10,247	First Bancorp *	55,744
3,679	OFG Bancorp	63,242
1,761	Triple-S Management Corp. *	28,423
		296,498
Spain: 0.4%
5,155	Duro Felguera S.A. #	35,294
United Kingdom: 1.3%
68,444	Amerisur Resources Plc *	63,043
11,828	Hochschild Mining Plc #	33,349
63,626	Patagonia Gold Plc *	9,414
		105,806
United States: 4.8%
757	Apco Oil and Gas International, Inc. *	10,939
7,643	BPZ Resources, Inc. *	24,305
8,898	Coeur d’Alene Mines Corp. * †	82,662
2,798	First Cash Financial Services, Inc. *	141,187
2,912	Fresh Del Monte Produce, Inc.	80,284
3,899	Gold Resource Corp. †	18,637
3,116	Harvest Natural Resources, Inc. * †	11,716
3,961	NII Holdings, Inc. * †	4,714
1,341	Superior Industries International, Inc.	27,477
		401,921
Total Common Stocks (Cost: $9,574,311)		7,773,156
PREFERRED STOCKS: 2.7%
Brazil: 2.4%
4,844	Banco ABC Brasil S.A.	27,006
4,500	Banco Daycoval S.A.	17,889
4,950	Banco Industrial e Comercial S.A.	17,322
6,387	Banco Panamericano S.A. *	10,556
2,300	Cia Energetica do Ceara	37,658
8,900	Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	33,537
13,750	Randon Implementos e Participacoes S.A.	51,449
1,150	Saraiva S.A. Livreiros Editores	8,135
		203,552
Chile: 0.3%
11,957	Coca-Cola Embonor S.A.	21,586
Total Preferred Stocks (Cost: $308,459)		225,138
REAL ESTATE INVESTMENT TRUSTS: 5.3%
Brazil: 1.3%
1,991	FII BTG Pactual Corporate Office Fund	112,423
Mexico: 4.0%
22,900	Asesor de Activos Prisma S.A.P.I. de C.V.	30,801
57,500	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	97,026
65,400	Mexico Real Estate Management S.A. de C.V.	123,331
43,800	TF Administradora Industrial, S. de R.L. de C.V.	87,563
		338,721
Total Real Estate Investment Trusts (Cost: $473,997)		451,144
MONEY MARKET FUND: 0.1% (Cost: $7,959)
7,959	Dreyfus Government Cash Management Fund	7,959
Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $10,364,726)		8,457,397
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.8% (Cost: $319,877)
319,877	Bank of New York Overnight Government Fund	319,877
Total Investments: 104.1% (Cost: $10,684,603)		8,777,274
Liabilities in excess of other assets: (4.1)%		(349,641)
NET ASSETS: 100.0%		$8,427,633

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
LDR	Local Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $304,449.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $112,022 which represents 1.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	19.8%	$1,677,497
Communications	2.4	201,893
Consumer, Cyclical	16.6	1,405,989
Consumer, Non-cyclical	15.9	1,340,780
Diversified	1.0	88,495
Energy	6.6	555,267
Financial	23.0	1,941,920
Government	0.9	80,101
Industrial	6.6	561,954
Technology	0.5	41,287
Utilities	6.6	554,255
Money Market Fund	0.1	7,959
	100.0%	$8,457,397

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	222,160	—	—	222,160
Australia	—	40,291	—	40,291
Bermuda	4,053	—	—	4,053
Brazil	2,615,102	—	—	2,615,102
Canada	1,781,224	—	—	1,781,224
Chile	770,690	—	—	770,690
Luxembourg	61,975	—	—	61,975
Mexico	1,308,214	3,088	—	1,311,302
Panama	80,101	—	—	80,101
Peru	46,739	—	—	46,739
Puerto Rico	296,498	—	—	296,498
Spain	—	35,294	—	35,294
United Kingdom	72,457	33,349	—	105,806
United States	401,921	—	—	401,921
Preferred Stocks*	225,138	—	—	225,138
Real Estate Investment Trusts	451,144	—	—	451,144
Money Market Funds	327,836	—	—	327,836
Total	$8,665,252	$112,022	$—	$8,777,274

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended March 31, 2014, transfers from Level 2 to Level 1 were $344,184. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

POLAND ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Basic Materials: 8.2%
60,064	KGHM Polska Miedz SA #	$2,167,664
313,696	Synthos SA #	507,019
		2,674,683
Communications: 9.0%
113,241	Cyfrowy Polsat S.A. * #	800,315
125,138	Netia S.A. * #	211,054
417,452	Telekomunikacja Polska S.A.	1,430,009
88,111	TVN S.A. † #	483,676
		2,925,054
Consumer, Non-cyclical: 7.0%
63,382	Eurocash SA #	838,422
86,535	Jeronimo Martins, SGPS SA (EUR) #	1,452,751
		2,291,173
Energy: 15.2%
49,898	Grupa Lotos S.A. * #	627,885
30,714	Jastrzebska Spolka Weglowa SA † #	466,212
16,961	Lubelski Wegiel Bogdanka S.A. † #	703,946
117,188	Polski Koncern Naftowy Orlen S.A. #	1,677,210
997,408	Polskie Gornictwo Naftowe I Gazownictwo S.A. #	1,466,224
		4,941,477
Financial: 46.7%
33,733	Alior Bank SA * #	980,113
26,703	Bank Handlowy w Warszawie SA #	1,005,952
287,573	Bank Millennium S.A. * #	853,039
36,531	Bank Pekao SA #	2,379,893
12,780	Bank Zachodni WBK S.A. #	1,747,363
8,309	BRE Bank S.A. #	1,483,526
801,568	Get Bank S.A. * † #	846,736
203,238	Getin Holding S.A. † #	218,898
112,263	Globe Trade Centre S.A. * † #	268,110
183,786	PKO Bank Polski SA #	2,586,617
18,097	Powszechny Zaklad Ubezpieczen SA #	2,573,661
22,206	Warsaw Stock Exchange #	288,737
		15,232,645
Technology: 2.2%
45,459	Asseco Poland S.A. † #	706,034
Utilities: 11.8%
108,259	Enea S.A. #	571,865
306,895	Polska Grupa Energetyczna SA #	1,918,953
773,630	Tauron Polska Energia SA #	1,342,374
		3,833,192
Total Common Stocks (Cost: $32,683,560)		32,604,258
MONEY MARKET FUND: 0.1% (Cost: $30,697)
30,697	Dreyfus Government Cash Management Fund	30,697
Total Investments Before Collateral for Securities Loaned: 100.2%
(Cost: $32,714,257)		32,634,955
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 2.9% (Cost: $940,540)
940,540	Bank of New York Overnight Government Fund	940,540
Total Investments: 103.1% (Cost: $33,654,797)		33,575,495
Liabilities in excess of other assets: (3.1)%		(1,002,581)
NET ASSETS: 100.0%		$32,572,914

EUR	Euro

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $886,365.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $31,174,249 which represents 95.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	8.2%	$2,674,683
Communications	9.0	2,925,054
Consumer, Non-cyclical	7.0	2,291,173
Energy	15.1	4,941,477
Financial	46.7	15,232,645
Technology	2.2	706,034
Utilities	11.7	3,833,192
Money Market Fund	0.1	30,697
	100.0%	$32,634,955

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$—	$2,674,683	$—	$2,674,683
Communications	1,430,009	1,495,045	—	2,925,054
Consumer, Non-cyclical	—	2,291,173	—	2,291,173
Energy	—	4,941,477	—	4,941,477
Financial	—	15,232,645	—	15,232,645
Technology	—	706,034	—	706,034
Utilities	—	3,833,192	—	3,833,192
Money Market Funds	971,237	—	—	971,237
Total	$2,401,246	$31,174,249	$—	$33,575,495

See Notes to Schedules of Investments

RUSSIA ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 93.5%
Basic Materials: 16.0%
3,182,636	Evraz Plc (GBP) * † #	$4,240,846
4,622,870	JSC MMC Norilsk Nickel (ADR) #	77,030,823
1,155,865	Magnitogorsk Iron & Steel Works (GDR) * † # Reg S	2,370,503
1,399,828	Mechel OAO (ADR) *	2,897,644
806,135	Novolipetsk Steel (GDR) † # Reg S	10,223,685
1,462,159	Petropavlovsk Plc (GBP) #	1,881,667
1,908,474	Polymetal International (GBP) #	19,770,663
6,409,259	Polyus Gold International Ltd. (GBP) † #	21,857,415
1,690,238	Severstal OAO (GDR) † # Reg S	12,848,043
14,612,000	United Company RUSAL Plc (HKD) * #	5,114,862
2,570,493	Uralkali OJSC (GDR) # Reg S	60,889,455
		219,125,606
Communications: 18.1%
553,592	CTC Media, Inc. (USD)	5,098,582
469,411	Mail.ru Group Ltd. (GDR) * # Reg S	16,646,890
953,153	MegaFon OAO (GDR) # Reg S	26,867,235
3,568,679	Mobile TeleSystems OJSC (ADR)	62,416,196
2,009,310	Rostelecom OJSC (ADR) #	29,617,714
1,668,916	Sistema JSFC (GDR) # Reg S	37,600,611
1,856,685	VimpelCom Ltd. (ADR)	16,765,865
1,769,018	Yandex N.V. (USD) *	53,406,653
		248,419,746
Consumer, Non-cyclical: 7.8%
456,818	Global Ports Investments Plc (GDR) Reg S	5,477,248
1,424,029	Magnit OAO (GDR) # Reg S	77,975,225
361,915	O’Key Group S.A. (GDR) † # Reg S	3,260,575
632,538	OTCPharm * #	819,164
668,162	Pharmstandard (GDR) * † Reg S	5,813,009
834,963	X5 Retail Group N.V. (GDR) * # Reg S	13,095,179
		106,440,400
Energy: 36.9%
310,260	Eurasia Drilling Co. Ltd. (GDR) Reg S	7,951,964
1,957,057	Lukoil (ADR) #	108,847,878
779,197	Novatek OAO (GDR) # Reg S	85,848,029
15,213,410	OAO Gazprom (ADR) #	117,360,170
1,216,143	Raspadskaya OAO (USD) *	700,839
10,274,240	Rosneft Oil Co. (GDR) # Reg S	68,511,499
7,784,030	Surgutneftegas OJSC (ADR) #	57,457,475
1,681,234	Tatneft (ADR) #	57,729,867
		504,407,721
Financial: 10.4%
1,633,376	LSR Group (GDR) * # Reg S	4,494,673
10,672,279	Sberbank of Russia (ADR) #	103,914,049
15,565,659	VTB Bank OJSC (GDR) † # Reg S	34,275,099
		142,683,821
Industrial: 1.2%
978,855	Globaltrans Investment Plc (GDR) Reg S	11,295,987
630,597	OAO TMK (GDR) # Reg S	5,520,829
		16,816,816
Utilities: 3.1%
109,037,704	E.ON Russia JSC (USD) #	7,537,667
2,434,946,794	Federal Grid Co. Unified Energy System JSC (USD) * #	5,344,708
232,241,712	IDGC Holding JSC (USD) *	3,502,902
23,070,760,515	Inter Rao Ues OAO (USD) *	5,237,063
7,410,870	Irkutsk Electronetwork Co. JSC (USD) # §	97,876
57,286,907	Mosenergo OAO (USD)	1,269,650
12,560,871	RusHydro OAO (ADR) † #	19,093,478
		42,083,344
Total Common Stocks (Cost: $1,590,121,541)		1,279,977,454
PREFERRED STOCKS: 6.6%
Energy: 5.2%
14,945	AK Transneft OAO (USD) #	32,428,745
54,020,745	Surgutneftegas OJSC (USD) #	39,151,211
		71,579,956
Financial: 1.4%
9,607,993	Sberbank of Russia (USD) #	18,416,976
Total Preferred Stocks (Cost: $83,723,678)		89,996,932
MONEY MARKET FUND: 0.9% (Cost: $12,352,717)
12,352,717	Dreyfus Government Cash Management Fund	12,352,717
Total Investments Before Collateral for Securities Loaned: 101.0% (Cost: $1,686,197,936)		1,382,327,103

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.4%
Repurchase Agreements: 1.4%
$4,493,749	Repurchase agreement dated 3/31/14 with Citigroup Global Markets, Inc., 0.09% due 4/1/14, proceeds $4,493,771; (collateralized by various U.S. government and agency obligations, 0.00% to 10.63%, due 4/3/14 to 2/15/41, valued at $4,583,624 including accrued interest)	4,493,749
945,894	Repurchase agreement dated 3/31/14 with Credit Suisse Securities (USA) LLC, 0.05% due 4/1/14, proceeds $945,897; (collateralized by various U.S. government and agency obligations, 0.00%, due 8/15/23 to 5/15/43, valued at $964,813 including accrued interest)	945,894
4,493,749	Repurchase agreement dated 3/31/14 with Daiwa Capital Markets America, 0.12% due 4/1/14, proceeds $4,493,779; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 3/27/17 to 3/1/48, valued at $4,583,624 including accrued interest)	4,493,749
4,493,749	Repurchase agreement dated 3/31/14 with Nomura Securities Int., Inc., 0.10% due 4/1/14, proceeds $4,493,774; (collateralized by various U.S. government and agency obligations, 0.00% to 6.04%, due 4/1/14 to 5/1/47, valued at $4,583,624 including accrued interest)	4,493,749
4,493,749	Repurchase agreement dated 3/31/14 with RBS Securities, Inc., 0.08% due 4/1/14, proceeds $4,493,769; (collateralized by various U.S. government and agency obligations, 0.38% to 6.75%, due 4/23/14 to 7/15/32, valued at $4,583,635 including accrued interest)	4,493,749
Total Short-Term Investments Held As Collateral for Securities Loaned (Cost: $18,920,890)		18,920,890
Total Investments: 102.4% (Cost: $1,705,118,826)		1,401,247,993
Liabilities in excess of other assets: (2.4)%		(32,460,607)
NET ASSETS: 100.0%		$1,368,787,386

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $17,853,295.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,188,140,784 which represents 86.8% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $97,876 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	15.8%	$219,125,606
Communications	18.0	248,419,746
Consumer, Non-cyclical	7.7	106,440,400
Energy	41.7	575,987,677
Financial	11.7	161,100,797
Industrial	1.2	16,816,816
Utilities	3.0	42,083,344
Money Market Fund	0.9	12,352,717
	100.0%	$1,382,327,103

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$2,897,644	$216,227,962	$—	$219,125,606
Communications	137,687,296	110,732,450	—	248,419,746
Consumer, Non-cyclical	11,290,257	95,150,143	—	106,440,400
Energy	8,652,803	495,754,918	—	504,407,721
Financial	—	142,683,821	—	142,683,821
Industrial	11,295,987	5,520,829	—	16,816,816
Utilities	10,009,615	31,975,853	97,876	42,083,344
Preferred Stocks*	—	89,996,932	—	89,996,932
Money Market Fund	12,352,717	—	—	12,352,717
Repurchase Agreements	—	18,920,890	—	18,920,890
Total	$194,186,319	$1,206,963,798	$97,876	$1,401,247,993

* See Schedule of Investments for security type and industry sector breakouts.

During the period ended March 31, 2014 transfers of securities from Level 1 to Level 2 were $104,169,064. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2014:

Common Stocks
Utilities
Balance as of December 31, 2013	$109,932
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(12,056)
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2014	$97,876

See Notes to Schedules of Investments

RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 92.4%
Basic Materials: 11.2%
18,359	Acron JSC (USD) #	$549,269
414,276	Highland Gold Mining Ltd. (GBP) #	494,594
1,730,000	IRC Ltd. (HKD) * #	165,311
340,545	Magnitogorsk Iron & Steel Works (GDR) * † # Reg S	698,406
412,422	Mechel OAO (ADR) * †	853,714
430,784	Petropavlovsk Plc (GBP) #	554,380
		3,315,674
Communications: 8.3%
134,467	CTC Media, Inc. (USD)	1,238,441
34,762	Qiwi Plc (ADR)	1,204,503
		2,442,944
Consumer, Cyclical: 5.4%
1,006,032	Aeroflot - Russian Airlines OJSC (USD) #	1,581,959

Consumer, Non-cyclical: 13.3%
327,025	ITE Group Plc (GBP)	1,041,332
106,635	O’Key Group S.A. (GDR) # Reg S	960,699
175,600	OTCPharm * #	227,410
196,844	Pharmstandard (GDR) * Reg S	1,712,543
		3,941,984
Energy: 4.5%
40,102	CAT Oil AG (EUR) #	839,338
141,731	Exillon Energy Plc (GBP) * #	295,890
358,298	Raspadskaya OAO (USD) * #	206,480
		1,341,708
Financial: 22.1%
239,731	Etalon Group Ltd. (GDR) * # Reg S	933,969
481,224	LSR Group (GDR) * # Reg S	1,324,217
710,480	PIK Group (GDR) * † # Reg S	1,600,219
853,162	Raven Russia Ltd. (GBP) *	995,644
85,699	TCS Group Holding Plc (GDR) * † Reg S	694,162
127,245	Vostok Nafta Investment Ltd (SEK) * #	991,569
		6,539,780
Industrial: 10.6%
131,068	Globaltrans Investment Plc (GDR) Reg S	1,512,525
185,784	OAO TMK (GDR) # Reg S	1,626,525
		3,139,050
Utilities: 17.0%
717,389,600	Federal Grid Co. Unified Energy System JSC (USD) * #	1,574,670
68,395,700	IDGC Holding JSC (USD) * #	1,031,612
6,797,145,000	Inter Rao Ues OAO (USD) * #	1,542,952
16,877,700	Mosenergo OAO (USD) #	374,060
84,409,600	OGK-2 OAO (USD) * #	510,931
		5,034,225
Total Common Stocks (Cost: $29,694,779)		27,337,324
PREFERRED STOCK: 7.7% (Cost: $2,094,024)
Energy: 7.7%
1,057	AK Transneft OAO (USD) #	2,293,555
MONEY MARKET FUND: 3.1% (Cost: $913,225)
913,225	Dreyfus Government Cash Management Fund	913,225
Total Investments Before Collateral for Securities Loaned: 103.2% (Cost: $32,702,028)		30,544,104
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 5.5% (Cost: $1,637,265)
1,637,265	Bank of New York Overnight Government Fund	1,637,265
Total Investments: 108.7% (Cost: $34,339,293)		32,181,369
Liabilities in excess of other assets: (8.7)%		(2,581,786)
NET ASSETS: 100.0%		$29,599,583

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
SEK	Swedish Krona
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,404,120.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $20,378,015 which represents 68.8% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	10.8%	$3,315,674
Communications	8.0	2,442,944
Consumer, Cyclical	5.2	1,581,959
Consumer, Non-cyclical	12.9	3,941,984
Energy	11.9	3,635,263
Financial	21.4	6,539,780
Industrial	10.3	3,139,050
Utilities	16.5	5,034,225
Money Market Fund	3.0	913,225
	100.0%	$30,544,104

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$853,714	$2,461,960	$—	$3,315,674
Communications	2,442,944	—	—	2,442,944
Consumer, Cyclical	—	1,581,959	—	1,581,959
Consumer, Non-cyclical	2,753,875	1,188,109	—	3,941,984
Energy	—	1,341,708	—	1,341,708
Financial	1,689,806	4,849,974	—	6,539,780
Industrial	1,512,525	1,626,525	—	3,139,050
Utilities	—	5,034,225	—	5,034,225
Preferred Stock*	—	2,293,555	—	2,293,555
Money Market Funds	2,550,490	—	—	2,550,490
Total	$11,803,354	$20,378,015	$—	$32,181,369

* See Schedule of Investments for security type and industry sector breakouts.

During the period ended March 31, 2014, transfers of securities from Level 1 to Level 2 were $8,376,294 and transfers from Level 2 to Level 1 were $491,578. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VIETNAM ETF

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 97.8%
Basic Materials: 7.0%
3,074,620	Danang Rubber JSC #	$6,594,433
14,061,680	PetroVietnam Fertilizer & Chemical JSC	28,726,551
		35,320,984
Consumer, Cyclical: 6.6%
184,030	Hansae Co Ltd. (KRW) #	3,890,147
29,838,554	Minor International PCL (NVDR) (THB) #	22,883,056
7,571,316	Parkson Holdings Bhd (MYR) #	6,957,180
		33,730,383
Consumer, Non-cyclical: 6.7%
24,773,700	Charoen Pokphand Foods (NVDR) (THB) #	21,436,712
19,869,006	Ocean Group JSC ‡ #	12,358,995
		33,795,707
Energy: 15.8%
4,385,287	Oil and Natural Gas Corp. Ltd. (INR) #	23,463,423
68	Petrovietnam Construction Co. * #	22
4,289,516	PetroVietnam Drilling & Well Services JSC #	16,890,622
4,405,828	Premier Oil Plc (GBP) #	21,683,439
2,767,271	Soco International Plc (GBP) #	18,289,032
		80,326,538
Financial: 43.0%
24,373,438	Bank for Foreign Trade of Vietnam JSC * #	35,607,466
13,579,486	Bao Viet Holdings #	29,061,870
11,190,565	HAGL JSC #	14,912,429
8,609,810	Masan Group Corp. * #	39,627,884
22,255,451	Saigon Thuong Tin Commercial JSB	20,992,225
32,794,700	Saigon-Hanoi Commercial Joint Stock Bank * #	17,225,967
46,159,301	Tan Tao Investment Industry Corp. ‡ * #	22,122,362
11,068,984	Vingroup JSC *	38,562,404
		218,112,607
Industrial: 17.3%
16,677,690	Gamuda Bhd (MYR) #	24,071,777
4,680,646	Gemadept Corp. #	7,594,578
20,013,250	Petroleum Technical Services Corp.	27,794,204
12,155,860	Petrovietnam Transportation Corp. ‡ * #	9,171,603
24,950,797	Viet Nam Construction & Import-Export JSC ‡ *	19,277,070
		87,909,232
Utilities: 1.5%
6,817,180	Pha Lai Thermal Power JSC #	7,568,399
Total Common Stocks (Cost: $413,711,782)		496,763,850
CLOSED-END FUND: 1.7% (Cost: $6,606,902)
3,531,340	VinaCapital Vietnam Opportunity Fund * #	8,876,140
MONEY MARKET FUND: 2.5% (Cost: $12,525,560)
12,525,560	Dreyfus Government Cash Management Fund	12,525,560
Total Investments: 102.0% (Cost: $432,844,244)		518,165,550
Liabilities in excess of other assets: (2.0)%		(10,380,987)
NET ASSETS: 100.0%		$507,784,563

GBP	British Pound
INR	Indian Rupee
KRW	Korean Won
MYR	Malaysian Ringgit
NVDR	Non-Voting Depositary Receipt
THB	Thai Baht

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $370,287,536 which represents 72.9% of net assets.

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2014 is set forth below:

Affiliates	Value as of December 31, 2013	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value as of March 31, 2014
Gemadept Corp. (b)	$10,459,857	$1,947,150	$5,025,874	$761,452	$—	$7,594,578
Ocean Group JSC	10,852,929	2,107,382	3,228,034	(144,128)	—	12,358,995
PetroVietnam Technical Services Corp. (b)	24,530,379	6,047,956	13,970,717	3,437,760	—	27,794,204
Petrovietnam Transportation Corp. (a)	10	10,327,941	—	—	—	9,171,603
Tan Tao Investment Industry Corp.	13,675,711	2,828,263	2,359,374	388,818	—	22,122,362
Viet Nam Construction & Import-Export JSC (a)	6,059,377	10,062,360	411,745	(19,397)	—	19,277,070
	$30,589,766	$31,373,902	$19,969,870	$3,663,053	$—	$98,318,812

(a)	Not an affiliate at the beginning of the reporting period
(b)	Not an affiliate at the end of the reporting period.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	6.8%	$35,320,984
Consumer, Cyclical	6.5	33,730,383
Consumer, Non-cyclical	6.5	33,795,707
Energy	15.5	80,326,538
Financial	42.1	218,112,607
Industrial	17.0	87,909,232
Utilities	1.5	7,568,399
Closed-End Fund	1.7	8,876,140
Money Market Fund	2.4	12,525,560
	100.0%	$518,165,550

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	28,726,551	6,594,433	—	35,320,984
Consumer, Cyclical	—	33,730,383	—	33,730,383
Consumer, Non-cyclical	—	33,795,707	—	33,795,707
Energy	—	80,326,538	—	80,326,538
Financial	59,554,629	158,557,978	—	218,112,607
Industrial	47,071,274	40,837,958	—	87,909,232
Utilities	—	7,568,399	—	7,568,399
Closed-End Fund	—	8,876,140	—	8,876,140
Money Market Fund	12,525,560	—	—	12,525,560
Total	$147,878,014	$370,287,536	$—	$518,165,550

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2014 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Closed-end publicly listed fund investments are valued at their official market closing price and are categorized as Level 1 in the fair value hierarchy. Swap contracts are marked to market daily using pricing vendor quotations, counterparty prices or model prices and are categorized as Level 2 in the fair value hierarchy. Bonds are fair valued using a pricing service which utilizes models that incorporate observable data such as sales of similar securities, broker quotes, yields, bids, offers and reference data and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Other—As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by Russia ETF and Russia Small-Cap ETF.

Income Taxes—As of March 31, 2014, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Africa Index ETF	$113,393,213	$17,912,302	$(9,444,675)	$8,467,627
Brazil Small-Cap ETF	228,865,985	20,618,160	(75,413,448)	(54,795,288)
ChinaAMC A-Share ETF	33,678,729	522,128	(2,605,063)	(2,082,935)
Colombia ETF	4,060,760	271,583	(166,558)	105,025
Egypt Index ETF	50,888,065	16,856,802	(6,384,343)	10,472,459
Germany Small-Cap ETF	4,696,170	500,310	(236,501)	263,809
Gulf States Index ETF	19,765,710	6,838,169	(1,858,643)	4,979,526
India Small-Cap Index ETF	160,812,769	26,620,266	(22,027,155)	4,593,111
Indonesia Index ETF	274,329,857	7,862,655	(56,476,346)	(48,613,691)
Indonesia Small-Cap ETF	6,955,042	691,243	(1,025,082)	(333,839)
Israel ETF	34,914,591	5,739,503	(500,217)	5,239,286
Latin America Small-Cap Index ETF	11,165,370	614,151	(3,002,247)	(2,388,096)
Poland ETF	33,731,288	2,223,941	(2,379,734)	(155,793)
Russia ETF	1,752,032,749	10,921,678	(361,706,434)	(350,784,756)
Russia Small-Cap ETF	35,110,845	888,754	(3,818,230)	(2,929,476)
Vietnam ETF	471,075,294	95,953,635	(48,863,379)	47,090,256

ITEM 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: May 28, 2014

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: May 28, 2014